As filed with the U.S. Securities and Exchange Commission on March 9, 2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23376

Pacific Global ETF Trust
(Exact name of registrant as specified in charter)

840 Newport Center Drive, 7th Floor

Newport Beach, California 92660
 (Address of principal executive offices) (Zip code)

National Registered Agents, Inc.

160 Greentree Drive, Suite 101

Dover, DE 19904
 (Name and address of agent for service)

(949) 219-3391

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2019

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

December 31, 2019 (Unaudited)

Pacific Global US Equity Income ETF - USDY

Pacific Global International Equity Income ETF - IDY

Pacific Global Focused High Yield ETF - FJNK

Pacific Global Senior Loan ETF - FLRT

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from the financial intermediary that services your shareholder account. Instead, the reports may be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may be eligible to elect to receive shareholder reports and other communications from the Funds or the financial intermediary that services your shareholder account electronically. If you would like to sign up for electronic delivery of shareholder communications, please contact the Funds or your financial intermediary for instructions.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling Shareholder Services at (866) 933-2398. If you hold your account with a financial intermediary, you will need to contact that intermediary to continue receiving paper copies of shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

PACIFIC GLOBAL ETFs

TABLE OF CONTENTS

Performance Summary	A-1
Portfolio Allocations	B-1
Portfolios of Investments	B-5
Statements of Assets and Liabilities	C-1
Statements of Operations	C-2
Statements of Changes in Net Assets	C-3
Financial Highlights	C-4
Notes to Financial Statements	D-1
Expense Examples	E-1
Approval of Advisory Agreement and Board Considerations	E-2
Federal Tax Information	E-9
Additional Information	E-10

PACIFIC GLOBAL ETFs
PERFORMANCE SUMMARY
December 31, 2019 (Unaudited)

	One Month	Six Months	Since Inception(1)(2)
Pacific Global US Equity Income ETF—NAV	2.84%	10.92%	18.05%
Pacific Global US Equity Income ETF—Market	2.87%	10.87%	18.07%
Russell 1000® Value Index	2.75%	8.86%	17.18%

	One Month	Since Inception(1)(3)
Pacific Global International Equity Income ETF—NAV	3.37%	5.26%
Pacific Global International Equity Income ETF—Market	3.14%	5.31%
MSCI EAFE VALUE Net (USD)	3.65%	4.15%
	One Month	Since Inception(1)(3)
Pacific Global Focused High Yield ETF—NAV	1.55%	1.84%
Pacific Global Focused High Yield ETF—Market	1.66%	1.98%
Bloomberg Barclays US High Yield Very Liquid Index	2.08%	2.30%

	One Month(6)	Six Months(6)	One Year(6)	Three Years(5)(6)	Since Inception(4)(5)(6)
Pacific Global Senior Loan ETF—NAV	1.17%	3.18%	9.50%	3.32%	3.41%
Pacific Global Senior Loan ETF—Market	1.19%	3.19%	9.42%	2.64%	3.40%
S&P/LSTA U.S. Leveraged Loan 100 Index	1.69%	3.61%	10.65%	4.34%	3.97%
S&P 500 Index	3.02%	10.92%	31.49%	15.27%	11.52%

(1) Not annualized.

(2) Commencement of operations on February 11, 2019.

(3) Commencement of operations on October 23, 2019.

(4) Commencement of operations on February 18, 2015.

(5) Annualized.

(6) Pacific Global Senior Loan ETF is the successor in interest to AdvisorShares Pacific Asset Enhanced Floating Rate ETF (the "Predecessor Fund"), which was advised by AdvisorShares Investment, LLC. Performance prior to December 27, 2019 reflects that of the Predecessor Fund.

NAV—Net Asset Value Per Share: the NAV return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the Financial Highlights, which reflects adjustments made to the net asset value in accordance with U.S. GAAP.

Market—Market Price: the market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on NYSE Arca and does not represent the returns an investor would receive if the shares were traded at other times.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and net asset value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost.

Benchmark index performance is from inception date of the Fund only and is not the inception date of the benchmark index itself.

The expense ratios of the Funds are set forth in the most recently filed Prospectus for each Fund and may differ from the expense ratios disclosed in the Financial Highlights included in this report. See the Financial Highlights for most current expense ratio.

The Russell 1000® Value Index measures the performance of the large-cap value segment of the US equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

The MSCI EAFE Value Index Net (USD) captures large and mid cap securities exhibiting overall value style characteristics across Developed Markets countries around the world, excluding the US and Canada. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. The performance shown is net of taxes on dividends paid by the international securities issued on the index.

The Bloomberg Barclays US High Yield Very Liquid Index includes publicly issued US dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, regardless of optionality, are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody's, S&P, and Fitch, respectively (before July 1, 2005, the lower of Moody's and S&P was used), and have $600 million or more of outstanding face value.

The S&P/LSTA U.S. Leveraged Loan 100 Index is designed to track the market-weighted performance of the largest institutional leveraged loans based on market weightings, spreads and interest payments. One cannot invest directly in an index.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. One cannot invest directly in an index.

A-1

PACIFIC GLOBAL ETFs
PERFORMANCE SUMMARY (Continued)
December 31, 2019 (Unaudited)

The volatility of the index may be materially different from that of the Fund. You cannot invest directly in an index. Index results assume the re-investment of all dividends and capital gains, but do not reflect operating expenses such as transaction costs and invest investment advisory fees. In addition, the Fund's holdings will differ significantly from the securities that comprise the index.

The Funds' shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Funds' holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

A-2

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL US EQUITY INCOME ETF

Portfolio Allocations

December 31, 2019 (Unaudited)

Asset Type Allocation
Common Stocks	99.6%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Net Assets	100.0%
Sector Allocation
Financials	24.7%
Consumer, Non-cyclical	24.4%
Consumer, Cyclical	11.9%
Industrial	10.8%
Energy	8.5%
Technology	7.9%
Communications	5.6%
Utilities	3.3%
Basic Materials	2.5%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Net Assets	100.0%

Percentages indicated are based upon net assets.

Refer to the Fund's Portfolio of Investments in this semi-annual report for a detailed listing of the Fund's holdings.

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL INTERNATIONAL EQUITY INCOME ETF

Portfolio Allocations

December 31, 2019 (Unaudited)

Asset Type Allocation
Common Stocks	99.0%
Preferred Stocks	0.7%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Net Assets	100.0%
Sector Allocation
Consumer, Non-cyclical	19.7%
Financials	19.6%
Consumer, Cyclical	15.6%
Industrial	13.1%
Basic Materials	10.2%
Energy	7.9%
Communications	5.8%
Technology	3.9%
Utilities	3.9%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Net Assets	100.0%
Country Allocation
Japan	25.8%
United Kingdom	15.3%
Switzerland	10.6%
France	9.6%
Germany	8.7%
Australia	7.2%
Netherlands	3.4%
Sweden	3.0%
Spain	2.4%
Hong Kong	2.4%
Singapore	2.3%
Denmark	2.0%
Italy	1.9%
Finland	1.3%
Belgium	0.8%
Norway	0.8%
Ireland	0.5%
Portugal	0.4%
Israel	0.4%
Austria	0.3%
Macao	0.2%
Luxembourg	0.2%
United States	0.2%
New Zealand	0.0%~
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Net Assets	100.0%

Percentages indicated are based upon net assets.

~  Represents less than 0.05% of net assets.

Refer to the Fund's Portfolio of Investments in this semi-annual report for a detailed listing of the Fund's holdings.

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL FOCUSED HIGH YIELD ETF

Portfolio Allocations

December 31, 2019 (Unaudited)

Asset Type Allocation
Corporate Bonds	81.4%
Foreign Bonds	14.8%
Short Term Investments	2.2%
Total Investments	98.4%
Other Assets in Excess of Liabilities	1.6%
Net Assets	100.0%
Sector Allocation
Communications	23.5%
Consumer, Non-cyclical	19.0%
Consumer, Cyclical	18.3%
Industrial	10.5%
Energy	10.1%
Financial	9.9%
Utilities	2.5%
Basic Materials	2.4%
Short Term Investments	2.2%
Total Investments	98.4%
Other Assets in Excess of Liabilities	1.6%
Net Assets	100.0%

Percentages indicated are based upon net assets.

Refer to the Fund's Portfolio of Investments in this semi-annual report for a detailed listing of the Fund's holdings.

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL SENIOR LOAN ETF

Portfolio Allocations

December 31, 2019 (Unaudited)

Asset Type Allocation
Bank Loans	86.2%
Corporate Bonds	8.0%
Short Term Investments	5.7%
Foreign Bonds	4.4%
Closed-End Funds	0.1%
Total Investments	104.4%
Liabilities in Excess of Other Assets	(4.4%)
Net Assets	100.0%
Sector Allocation
Consumer, Cyclical	27.8%
Industrial	22.0%
Communications	14.7%
Consumer, Non-cyclical	14.7%
Technology	9.8%
Financials	5.9%
Short Term Investments	5.7%
Basic Materials	2.9%
Energy	0.8%
Closed-End Funds	0.1%
Total Investments	104.4%
Liabilities in Excess of Other Assets	(4.4%)
Net Assets	100.0%

Percentages indicated are based upon net assets.

Refer to the Fund's Portfolio of Investments in this semi-annual report for a detailed listing of the Fund's holdings.

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL US EQUITY INCOME ETF

Portfolio of Investments

December 31, 2019 (Unaudited)

Security Description	Shares	Fair Value
COMMON STOCKS - 99.6%
Basic Materials - 2.5%
Albemarle Corp.	559	$40,829
Cabot Corp.	449	21,336
CF Industries Holdings, Inc.	683	32,606
Chemours Co.	561	10,149
Domtar Corp.	176	6,730
Dow, Inc.	2,109	115,426
Eastman Chemical Co.	1,105	87,582
Huntsman Corp.	674	16,284
International Flavors & Fragrances, Inc.	332	42,835
International Paper Co.	4,979	229,283
LyondellBasell Industries NV	857	80,969
Nucor Corp.	871	49,020
Olin Corp.	493	8,504
Southern Copper Corp.	260	11,045
Steel Dynamics, Inc.	692	23,556
		776,154
Communications - 5.6%
AT&T, Inc.	10,102	394,786
CenturyLink, Inc.	2,928	38,679
Cisco Systems, Inc.	8,282	397,205
Corning, Inc.	3,941	114,722
Interpublic Group of Cos., Inc.	10,136	234,141
John Wiley & Sons, Inc.	332	16,109
Juniper Networks, Inc.	2,322	57,191
Omnicom Group, Inc.	733	59,388
Telephone & Data Systems, Inc.	404	10,274
Verizon Communications, Inc.	6,339	389,215
ViacomCBS, Inc.	823	34,541
		1,746,251
Consumer, Cyclical - 11.9%
Alaska Air Group, Inc.	635	43,021
Best Buy Co, Inc.	673	59,089
Carnival Corp.	2,457	124,889
Cinemark Holdings, Inc.	600	20,310
Copa Holdings SA	94	10,160
Darden Restaurants, Inc.	361	39,353
Delta Air Lines, Inc.	6,680	390,646
Dick's Sporting Goods, Inc.	335	16,579
Extended Stay America, Inc.	1,333	19,808
Fastenal Co.	1,699	62,778
Foot Locker, Inc.	829	32,323
Ford Motor Co.	18,024	167,623
Gap, Inc.	1,126	19,908
General Motors Co.	3,512	128,539
Genuine Parts Co.	479	50,884
Goodyear Tire & Rubber Co.	2,827	43,974
Hanesbrands, Inc.	2,299	34,140
Harley-Davidson, Inc.	9,137	339,805
Hasbro, Inc.	373	39,393
Home Depot, Inc.	1,723	376,269
International Game Technology Plc	304	4,551
KAR Auction Services, Inc.	396	8,629
Kohl's Corp.	755	38,467
L Brands, Inc.	599	10,854
Las Vegas Sands Corp.	989	68,281
Lear Corp.	494	67,777
Leggett & Platt, Inc.	377	19,163
Macy's, Inc.	1,716	29,172
McDonald's Corp.	1,962	387,711
MSC Industrial Direct Co., Inc.	416	32,644
Newell Brands, Inc.	5,952	114,397
Nordstrom, Inc.	629	25,745
Nu Skin Enterprises, Inc.	211	8,647
Security Description	Shares	Fair Value
Penske Automotive Group, Inc.	125	$6,277
Polaris, Inc.	182	18,509
Ralph Lauren Corp.	235	27,547
Royal Caribbean Cruises Ltd.	539	71,962
Scotts Miracle-Gro Co.	123	13,060
Six Flags Entertainment Corp.	1,229	55,440
Tapestry, Inc.	1,075	28,993
Target Corp.	1,278	163,852
Thor Industries, Inc.	252	18,721
Vail Resorts, Inc.	274	65,713
VF Corp.	969	96,571
Walgreens Boots Alliance, Inc.	2,624	154,711
Watsco, Inc.	112	20,177
Whirlpool Corp.	223	32,899
Williams-Sonoma, Inc.	274	20,123
Wyndham Destinations, Inc.	303	15,662
Wyndham Hotels & Resorts, Inc.	286	17,964
Wynn Resorts Ltd.	268	37,217
		3,700,927
Consumer, Non-cyclical - 24.4%
AbbVie, Inc.	4,289	379,748
Altria Group, Inc.	7,641	381,362
Amgen, Inc.	1,605	386,917
Archer-Daniels-Midland Co.	1,740	80,649
Automatic Data Processing, Inc.	1,283	218,752
Bristol-Myers Squibb Co.	6,702	430,201
Bunge Ltd.	6,126	352,551
Campbell Soup Co.	496	24,512
Cardinal Health, Inc.	926	46,837
Clorox Co.	443	68,018
Coca-Cola Co.	7,073	391,491
Colgate-Palmolive Co.	3,298	227,034
Conagra Brands, Inc.	1,394	47,731
Coty, Inc.	1,880	21,150
CVS Health Corp.	3,852	286,165
Eli Lilly & Co.	2,532	332,781
Flowers Foods, Inc.	778	16,914
General Mills, Inc.	2,790	149,432
Gilead Sciences, Inc.	5,271	342,510
H&R Block, Inc.	667	15,661
Hershey Co.	443	65,112
Ingredion, Inc.	549	51,030
JM Smucker Co.	452	47,067
Johnson & Johnson	2,746	400,559
Kellogg Co.	855	59,132
Kimberly-Clark Corp.	1,113	153,093
Kraft Heinz Co.	3,134	100,695
Kroger Co.	2,621	75,983
Macquarie Infrastructure Corp.	234	10,025
ManpowerGroup, Inc.	206	20,003
Merck & Co, Inc.	4,392	399,452
Molson Coors Brewing Co.	591	31,855
Mondelez International, Inc.	4,472	246,318
PepsiCo, Inc.	2,813	384,453
Pfizer, Inc.	9,731	381,261
Philip Morris International, Inc.	4,570	388,861
Procter & Gamble Co.	3,124	390,188
Robert Half International, Inc.	422	26,649
Sabre Corp.	1,001	22,462
Spectrum Brands Holdings, Inc.	132	8,486
Sysco Corp.	1,248	106,754
		7,569,854
Energy - 8.5%
Apache Corp.	1,351	34,572
Baker Hughes a GE Co.	2,222	56,950
Cabot Oil & Gas Corp.	1,428	24,861
Chevron Corp.	3,180	383,222
ConocoPhillips	3,446	224,093

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL US EQUITY INCOME ETF

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Fair Value
Exxon Mobil Corp.	5,462	$381,138
Halliburton Co.	2,963	72,505
Helmerich & Payne, Inc.	452	20,534
HollyFrontier Corp.	485	24,594
Kinder Morgan, Inc.	6,057	128,227
Kosmos Energy Ltd.	1,124	6,407
Marathon Petroleum Corp.	2,598	156,529
Murphy Oil Corp.	502	13,454
Noble Energy, Inc.	1,836	45,606
Occidental Petroleum Corp.	4,753	195,871
ONEOK, Inc.	1,257	95,117
PBF Energy, Inc.	334	10,478
Phillips 66	1,496	166,669
Schlumberger Ltd.	8,683	349,057
Targa Resources Corp.	761	31,072
Valero Energy Corp.	1,317	123,337
Williams Cos., Inc.	3,772	89,472
		2,633,765
Financials - 24.7%
AGNC Investment Corp.	1,501	26,538
Alexandria Real Estate Equities, Inc.	121	19,551
Alliance Data Systems Corp.	134	15,035
Ally Financial, Inc.	1,313	40,125
American Campus Communities, Inc.	193	9,077
American International Group, Inc.	3,169	162,665
Americold Realty Trust	234	8,204
Ameriprise Financial, Inc.	462	76,960
Apartment Investment & Management Co.	167	8,626
Apple Hospitality REIT, Inc.	275	4,469
Associated Banc-Corp	1,661	36,608
AvalonBay Communities, Inc.	185	38,794
AXA Equitable Holdings, Inc.	1,375	34,072
Axis Capital Holdings Ltd.	337	20,031
Bank of America Corp.	11,246	396,084
Bank of Hawaii Corp.	102	9,706
Bank of New York Mellon Corp.	6,840	344,257
BANK OZK	438	13,361
BankUnited, Inc.	310	11,334
BGC Partners, Inc.	863	5,126
BlackRock, Inc.	353	177,453
BOK Financial Corp.	91	7,953
Boston Properties, Inc.	191	26,331
Brandywine Realty Trust	201	3,166
Brixmor Property Group, Inc.	384	8,298
Brookfield Property REIT, Inc.	80	1,476
Camden Property Trust	115	12,201
Cincinnati Financial Corp.	437	45,951
CIT Group, Inc.	692	31,576
Citigroup, Inc.	4,974	397,373
Citizens Financial Group, Inc.	1,592	64,651
CNA Financial Corp.	66	2,957
Colony Capital, Inc.	592	2,812
Columbia Property Trust, Inc.	105	2,196
Comerica, Inc.	2,395	171,841
CoreSite Realty Corp.	44	4,933
Corporate Office Properties Trust	141	4,143
Cousins Properties, Inc.	156	6,427
Crown Castle International Corp.	530	75,339
CubeSmart	312	9,822
Cullen/Frost Bankers, Inc.	185	18,089
CyrusOne, Inc.	167	10,927
Digital Realty Trust, Inc.	282	33,767
Discover Financial Services	1,170	99,239
Douglas Emmett, Inc.	187	8,209
Duke Realty Corp.	392	13,591
East West Bancorp, Inc.	553	26,931
Eaton Vance Corp.	340	15,875
Empire State Realty Trust, Inc.	176	2,457
Security Description	Shares	Fair Value
EPR Properties	119	$8,406
Equity Residential	452	36,576
Essex Property Trust, Inc.	91	27,378
Evercore, Inc.	137	10,242
Everest Re Group Ltd.	122	33,774
Extra Space Storage, Inc.	174	18,378
Federal Realty Investment Trust	121	15,576
Fidelity National Financial, Inc.	806	36,552
Fifth Third Bancorp	2,291	70,425
First American Financial Corp.	307	17,904
First Hawaiian, Inc.	397	11,453
First Horizon National Corp.	1,477	24,459
FNB Corp.	960	12,192
Franklin Resources, Inc.	1,558	40,477
Gaming and Leisure Properties, Inc.	252	10,849
Goldman Sachs Group Inc. (The)	965	221,882
Healthcare Trust of America, Inc.	257	7,782
Healthpeak Properties, Inc.	580	19,993
Highwoods Properties, Inc.	120	5,869
Host Hotels & Resorts, Inc.	880	16,324
Hudson Pacific Properties, Inc.	195	7,342
Huntington Bancshares, Inc.	3,259	49,146
Invesco Ltd.	3,673	66,041
Iron Mountain, Inc.	393	12,525
Janus Henderson Group Plc	524	12,812
JBG SMITH Properties	149	5,944
Jefferies Financial Group, Inc.	880	18,806
JPMorgan Chase & Co.	2,863	399,102
KeyCorp	3,415	69,120
Kilroy Realty Corp.	121	10,152
Kimco Realty Corp.	536	11,101
Lamar Advertising Co.	105	9,372
Lazard Ltd.	311	12,428
Legg Mason, Inc.	353	12,676
Liberty Property Trust	153	9,188
Life Storage, Inc.	44	4,764
Lincoln National Corp.	2,092	123,449
M&T Bank Corp.	436	74,011
Macerich Co.	215	5,788
Medical Properties Trust, Inc.	626	13,215
Mercury General Corp.	87	4,240
MetLife, Inc.	2,481	126,457
MFA Financial, Inc.	1,211	9,264
Mid-America Apartment Communities, Inc.	128	16,878
Morgan Stanley	4,038	206,423
National Retail Properties, Inc.	212	11,367
Navient Corp.	712	9,740
New York Community Bancorp, Inc.	1,463	17,585
Northern Trust Corp.	676	71,818
Old Republic International Corp.	936	20,938
Omega Healthcare Investors, Inc.	306	12,959
OneMain Holdings, Inc.	190	8,009
Outfront Media, Inc.	197	5,284
PacWest Bancorp	1,415	54,152
Paramount Group, Inc.	264	3,675
Park Hotels & Resorts, Inc.	290	7,502
People's United Financial, Inc.	1,441	24,353
PNC Financial Services Group, Inc.	1,591	253,971
Popular, Inc.	615	36,131
Principal Financial Group, Inc.	1,995	109,725
Prologis, Inc.	647	57,674
Prosperity Bancshares, Inc.	304	21,855
Prudential Financial, Inc.	3,842	360,149
Public Storage	219	46,638
Rayonier, Inc.	134	4,390
Realty Income Corp.	405	29,820
Regency Centers Corp.	249	15,709
Regions Financial Corp.	3,526	60,506
Retail Properties of America, Inc.	256	3,430

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL US EQUITY INCOME ETF

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Fair Value
Santander Consumer USA Holdings, Inc.	530	$12,386
Service Properties Trust	212	5,158
Simon Property Group, Inc.	463	68,968
SITE Centers Corp.	181	2,538
SL Green Realty Corp.	117	10,750
Spirit Realty Capital, Inc.	87	4,279
Starwood Property Trust, Inc.	786	19,540
State Street Corp.	1,257	99,429
STORE Capital Corp.	220	8,193
Synchrony Financial	2,157	77,674
Synovus Financial Corp.	492	19,286
T Rowe Price Group, Inc.	685	83,460
Taubman Centers, Inc.	66	2,052
TCF Financial Corp.	447	20,920
Travelers Cos., Inc.	1,221	167,216
Truist Financial Corp.	4,448	250,511
UDR, Inc.	368	17,186
Umpqua Holdings Corp.	653	11,558
Unum Group	3,442	100,369
US Bancorp	4,540	269,177
Ventas, Inc.	549	31,699
VEREIT, Inc.	1,367	12,631
VICI Properties, Inc.	565	14,436
Virtu Financial, Inc.	159	2,542
Vornado Realty Trust	251	16,692
Webster Financial Corp.	275	14,674
Weingarten Realty Investors	159	4,967
Wells Fargo & Co.	6,943	373,533
Welltower, Inc.	498	40,726
Western Union Co.	1,400	37,492
Weyerhaeuser Co.	914	27,603
WP Carey, Inc.	214	17,129
Zions Bancorp NA	636	33,021
		7,628,517
Industrial - 10.8%
3M Co.	2,211	390,065
Boeing Co.	1,009	328,692
Caterpillar, Inc.	1,695	250,318
CH Robinson Worldwide, Inc.	538	42,071
Cummins, Inc.	539	96,459
Eaton Corp Plc	1,290	122,189
Emerson Electric Co.	1,720	131,167
Energizer Holdings, Inc.	175	8,788
Fluor Corp.	422	7,967
Garmin Ltd.	336	32,780
General Dynamics Corp.	806	142,138
GrafTech International Ltd.	217	2,521
Hubbell, Inc.	167	24,686
Illinois Tool Works, Inc.	1,062	190,767
Johnson Controls International Plc	2,515	102,386
Lincoln Electric Holdings, Inc.	207	20,023
Lockheed Martin Corp.	704	274,123
MDU Resources Group, Inc.	228	6,774
National Instruments Corp.	407	17,232
nVent Electric Plc	498	12,739
O-I Glass, Inc.	446	5,321
Packaging Corp of America	270	30,237
Rockwell Automation, Inc.	363	73,569
Ryder System, Inc.	854	46,381
Snap-on, Inc.	384	65,050
Sonoco Products Co.	319	19,689
Timken Co.	202	11,375
Trinity Industries, Inc.	846	18,739
Union Pacific Corp.	2,092	378,213
United Parcel Service, Inc.	3,129	366,281
Westrock Co.	2,937	126,027
		3,344,767
Security Description	Shares	Fair Value
Technology - 7.9%
Broadcom, Inc.	1,178	$372,272
DXC Technology Co.	821	30,862
Hewlett Packard Enterprise Co.	4,136	65,597
HP, Inc.	4,917	101,044
Intel Corp.	6,400	383,040
International Business Machines Corp.	2,768	371,023
KLA Corp.	425	75,722
Maxim Integrated Products, Inc.	1,177	72,397
NetApp, Inc.	800	49,800
Paychex, Inc.	894	76,044
QUALCOMM, Inc.	4,001	353,008
Texas Instruments, Inc.	3,163	405,781
Western Digital Corp.	908	57,631
Xerox Holdings Corp.	591	21,790
		2,436,011
Utilities - 3.3%
AES Corp.	788	15,681
Alliant Energy Corp.	248	13,571
Ameren Corp.	267	20,506
American Electric Power Co., Inc.	533	50,374
Aqua America, Inc.	267	12,533
Atmos Energy Corp.	145	16,220
Avangrid, Inc.	63	3,223
CenterPoint Energy, Inc.	746	20,343
CMS Energy Corp.	320	20,109
Consolidated Edison, Inc.	420	37,997
Dominion Energy, Inc.	1,028	85,139
DTE Energy Co.	226	29,351
Duke Energy Corp.	1,004	91,575
Edison International	514	38,761
Entergy Corp.	189	22,642
Evergy, Inc.	298	19,397
Eversource Energy	355	30,200
Exelon Corp.	1,154	52,611
FirstEnergy Corp.	550	26,730
Hawaiian Electric Industries, Inc.	112	5,248
IDACORP, Inc.	60	6,408
National Fuel Gas Co.	101	4,700
NextEra Energy, Inc.	502	121,564
OGE Energy Corp.	290	12,896
Pinnacle West Capital Corp.	140	12,590
PPL Corp.	862	30,929
Public Service Enterprise Group, Inc.	580	34,249
Sempra Energy	310	46,959
Southern Co.	1,152	73,382
UGI Corp.	258	11,651
WEC Energy Group, Inc.	375	34,586
Xcel Energy, Inc.	570	36,189
		1,038,314
Total Common Stocks (Cost $28,483,696)		30,874,560
TOTAL INVESTMENTS - 99.6% (Cost $28,483,696)		30,874,560
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		113,980
TOTAL NET ASSETS - 100.0%		$30,988,540

Glossary:

Ltd. - Private Limited Company

Plc. - Public Limited Company

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL INTERNATIONAL EQUITY INCOME ETF

Portfolio of Investments

December 31, 2019 (Unaudited)

Security Description	Shares	Fair Value
COMMON STOCKS - 99.0%
Basic Materials - 10.2%
Alumina Ltd.	13,080	$21,111
Anglo American Plc	5,476	157,620
Asahi Kasei Corp.	5,540	62,918
BASF SE	3,092	233,591
BHP Group Ltd.	13,721	374,749
BHP Group Plc	10,967	258,115
Boliden AB	1,925	51,072
Chr Hansen Holding A/S	408	32,423
Clariant AG	1,387	30,956
Covestro AG (a)	640	29,757
Daicel Corp.	1,260	12,165
EMS-Chemie Holding AG	58	38,145
Evonik Industries AG	634	19,351
Glencore Plc	57,020	177,758
Israel Chemicals Ltd.	8,381	39,438
JFE Holdings, Inc.	2,160	28,050
JSR Corp.	860	15,925
Kuraray Co. Ltd.	1,440	17,640
Mitsubishi Chemical Holdings Corp.	5,740	43,187
Mitsubishi Gas Chemical Co., Inc.	740	11,401
Mitsubishi Materials Corp.	500	13,699
Mitsui Chemicals, Inc.	820	20,225
Nippon Steel Corp.	3,640	55,410
Nitto Denko Corp.	700	39,814
Oji Holdings Corp.	3,740	20,480
Rio Tinto Ltd.	1,911	134,641
Rio Tinto Plc	6,264	373,630
Smurfit Kappa Group Plc	540	20,752
Solvay SA	660	76,476
South32 Ltd.	26,408	50,036
Stora Enso Oyj	3,220	46,828
Sumitomo Chemical Co. Ltd.	6,560	30,066
Tosoh Corp.	1,160	18,096
UPM-Kymmene Oyj	2,886	100,063
voestalpine AG	802	22,364
		2,677,952
Communications - 5.8%
BT Group Plc	22,080	56,284
Dentsu, Inc.	480	16,677
Deutsche Telekom AG	5,628	91,980
Eutelsat Communications SA	860	13,978
HKT Trust & HKT Ltd.	9,160	12,907
ITV Plc	18,580	37,163
KDDI Corp.	4,040	120,953
Koninklijke KPN NV	7,420	21,898
Millicom International Cellular SA	260	12,453
Nippon Telegraph & Telephone Corp.	2,880	73,077
NTT DOCOMO, Inc.	2,980	83,321
Orange SA	5,420	79,765
PCCW Ltd.	10,100	5,975
Proximus SADP	680	19,466
Publicis Groupe SA	980	44,366
SES SA	1,660	23,275
Singapore Press Holdings Ltd.	16,240	26,323
Singapore Telecommunications Ltd.	66,600	166,877
Softbank Corp.	3,820	51,312
Spark New Zealand Ltd.	2,060	6,005
Swisscom AG	90	47,669
Tele2 AB	1,809	26,238
Telecom Italia SpA	12,340	7,555
Telefonica Deutschland Holding AG	1,620	4,695
Telefonica SA	13,072	91,306
Telenor ASA	1,832	32,855
Telia Co. AB	10,242	44,013
Security Description	Shares	Fair Value
Trend Micro, Inc.	560	$28,862
Vodafone Group Plc	74,128	144,104
WPP Plc	6,141	86,754
Z Holdings Corp.	10,980	46,586
		1,524,692
Consumer, Cyclical - 14.9%
Aisin Seiki Co. Ltd.	700	26,221
Barratt Developments Plc	5,496	54,353
Bayerische Motoren Werke AG	1,130	92,707
Bridgestone Corp.	2,600	97,391
Carnival Plc	840	40,546
Cie Generale des Etablissements Michelin SCA	927	113,444
Continental AG	366	47,319
Crown Resorts Ltd.	2,289	19,292
Daimler AG	3,021	167,299
Daiwa House Industry Co Ltd.	1,320	41,184
Denso Corp.	1,940	88,666
Deutsche Lufthansa AG	860	15,830
Dufry AG	301	29,864
EasyJet Plc	929	17,529
Electrolux AB	1,840	45,163
Flutter Entertainment Plc	180	21,877
Harvey Norman Holdings Ltd.	3,480	9,939
Hennes & Mauritz AB	6,397	130,093
Hino Motors Ltd.	1,340	14,330
Honda Motor Co. Ltd.	7,360	209,918
Iida Group Holdings Co. Ltd.	740	13,069
Isuzu Motors Ltd.	2,500	29,888
ITOCHU Corp.	6,100	142,289
J Front Retailing Co. Ltd.	1,140	16,053
Japan Airlines Co. Ltd.	500	15,632
JTEKT Corp.	960	11,495
Kingfisher Plc	10,748	30,894
Lawson, Inc.	280	15,951
Marks & Spencer Group Plc	10,560	29,864
Marubeni Corp.	6,980	52,073
Mazda Motor Corp.	2,640	22,791
Mitsubishi Corp.	6,060	161,741
Mitsubishi Motors Corp.	2,940	12,393
Mitsui & Co. Ltd.	7,380	132,175
NGK Insulators Ltd.	1,180	20,678
NGK Spark Plug Co. Ltd.	680	13,355
Nissan Motor Co. Ltd.	10,440	61,119
Nokian Renkaat Oyj	760	21,849
Panasonic Corp.	10,220	96,834
Pandora A/S	540	23,491
Persimmon Plc	1,641	58,581
Peugeot SA	3,211	76,718
Renault SA	1,054	49,868
Sands China Ltd.	12,100	64,675
Sankyo Co Ltd.	280	9,341
Sega Sammy Holdings, Inc.	840	12,238
Sekisui Chemical Co. Ltd.	1,640	28,738
Sekisui House Ltd.	2,880	61,852
Subaru Corp.	2,760	68,927
Sumitomo Corp.	5,400	80,710
Sumitomo Electric Industries Ltd.	3,360	51,086
Sumitomo Rubber Industries Ltd.	860	10,582
Swatch Group AG	204	56,913
Swatch Group AG	320	16,913
Tabcorp Holdings Ltd.	10,667	33,910
Taylor Wimpey Plc	17,023	43,609
Teijin Ltd.	840	15,810
Toyoda Gosei Co. Ltd.	300	7,579
Toyota Industries Corp.	640	37,285
Toyota Motor Corp.	5,440	386,215
Toyota Tsusho Corp.	940	33,394
TUI AG	2,360	29,817

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL INTERNATIONAL EQUITY INCOME ETF

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Fair Value
USS Co. Ltd.	980	$18,634
Valeo SA	1,261	44,428
Volkswagen AG	116	22,543
Volvo AB	10,353	173,428
Wesfarmers Ltd.	5,196	150,956
Yamada Denki Co. Ltd.	2,880	15,320
Yamaha Motor Co. Ltd.	1,320	26,763
Yokohama Rubber Co. Ltd.	540	10,591
Yue Yuen Industrial Holdings Ltd.	4,060	11,984
		3,916,007
Consumer, Non-cyclical - 19.7%
Adecco Group AG	1,103	69,772
Astellas Pharma, Inc.	8,500	146,289
Atlantia SpA	1,881	43,865
Bayer AG	3,159	258,000
British American Tobacco Plc	10,306	441,146
Carlsberg A/S	411	61,312
Casino Guichard Perrachon SA	299	13,986
Coca-Cola Amatil Ltd.	3,235	25,108
Coca-Cola European Partners Plc	968	49,252
Dai Nippon Printing Co Ltd.	1,060	28,877
Dairy Farm International Holdings Ltd.	1,700	9,707
Eisai Co. Ltd.	1,100	83,056
G4S Plc	8,260	23,852
GlaxoSmithKline Plc	20,526	483,691
H Lundbeck A/S	260	9,929
Imperial Brands Plc	5,072	125,567
ISS A/S	780	18,716
J Sainsbury Plc	9,040	27,529
Japan Tobacco, Inc.	5,480	122,683
Kirin Holdings Co. Ltd.	3,700	81,386
Koninklijke Ahold Delhaize NV	4,920	123,041
METRO AG	620	9,980
Mowi ASA	1,942	50,478
Novartis AG	5,796	550,374
Novo Nordisk A/S	5,903	342,607
Park24 Co. Ltd.	560	13,756
Pola Orbis Holdings, Inc.	400	9,623
Randstad NV	522	31,876
Roche Holding AG	1,919	622,614
Sanofi	4,599	462,325
Seven & i Holdings Co. Ltd.	3,360	123,787
SGS SA	37	101,350
Takeda Pharmaceutical Co. Ltd.	6,780	270,314
Unilever NV	5,481	314,965
		5,150,813
Energy - 7.9%
APA Group	3,077	23,968
BP Plc	63,246	395,089
Eni SpA	9,486	147,328
Equinor ASA	4,052	81,000
Galp Energia SGPS SA	2,337	39,059
Idemitsu Kosan Co. Ltd.	860	23,982
JXTG Holdings, Inc.	14,400	65,987
Lundin Petroleum AB	1,328	45,130
Repsol SA	7,347	114,799
Royal Dutch Shell Plc	10,852	321,274
Royal Dutch Shell Plc	9,304	276,000
Total SA	7,788	429,803
Woodside Petroleum Ltd.	4,916	118,604
		2,082,023
Financials - 19.6%
ABN AMRO Bank NV (a)	680	12,372
Admiral Group Plc	420	12,846
Aegon NV	2,880	13,139
AEON Financial Service Co. Ltd.	200	3,179
Security Description	Shares	Fair Value
Aeon Mall Co Ltd.	200	$3,567
Ageas	603	35,632
AIB Group Plc	700	2,439
Allianz SE	541	132,534
Amundi SA (a)	100	7,841
Aozora Bank Ltd.	220	5,854
Aroundtown SA	1,600	14,329
Ascendas Real Estate Investment Trust	24,860	54,897
Assicurazioni Generali SpA	1,619	33,406
Australia & New Zealand Banking Group Ltd.	5,800	100,248
Aviva Plc	7,740	42,927
AXA SA	3,961	111,566
Azrieli Group Ltd.	120	8,774
Baloise Holding AG	140	25,315
Banco Bilbao Vizcaya Argentaria SA	14,051	78,537
Banco Santander SA	34,277	143,414
Bank Hapoalim BM	922	7,649
Bank Leumi Le-Israel BM	3,463	25,211
Bank of Ireland Group Plc	880	4,819
Bankia SA	2,300	4,908
Bankinter SA	1,280	9,379
Barclays Plc	33,380	79,429
Bendigo & Adelaide Bank Ltd.	1,110	7,618
BNP Paribas SA	2,301	136,357
BOC Hong Kong Holdings Ltd.	6,920	24,022
British Land Co. PLC	2,680	22,677
CaixaBank SA	7,971	25,017
CapitaLand Commercial Trust	25,900	38,322
CapitaLand Mall Trust	25,020	45,763
Challenger Ltd.	640	3,633
Chiba Bank Ltd	960	5,593
CK Asset Holdings Ltd.	6,340	45,766
CNP Assurances	340	6,762
Covivio	129	14,644
Commonwealth Bank of Australia	3,472	194,674
Concordia Financial Group Ltd.	1,880	7,821
Credit Agricole SA	2,345	33,998
Credit Saison Co. Ltd.	220	3,849
Dai-ichi Life Holdings, Inc.	1,780	29,758
Daito Trust Construction Co. Ltd.	160	19,850
Daiwa House REIT Investment Corp.	4	10,440
Daiwa Securities Group, Inc.	1,860	9,466
Danske Bank A/S	1,240	20,065
DBS Group Holdings Ltd.	8,600	165,484
Direct Line Insurance Group Plc	2,980	12,335
DNB ASA	1,775	33,158
Erste Group Bank AG	789	29,701
Fukuoka Financial Group, Inc.	280	5,425
Gecina SA	120	21,483
GPT Group	5,101	20,046
Groupe Bruxelles Lambert SA	179	18,866
Hang Lung Properties Ltd.	5,200	11,411
Hang Seng Bank Ltd.	1,440	29,752
Hannover Rueck SE	85	16,428
Henderson Land Development Co Ltd.	4,000	19,635
Hongkong Land Holdings Ltd.	2,820	16,215
HSBC Holdings Plc	39,466	309,428
Hulic Co Ltd.	680	8,236
ICADE	100	10,886
ING Groep NV	6,005	71,993
Insurance Australia Group Ltd.	4,729	25,420
Intesa Sanpaolo SpA	20,785	54,754
Israel Discount Bank Ltd.	1,688	7,826
Japan Exchange Group, Inc.	620	11,013
Japan Post Bank Co. Ltd.	800	7,731
Japan Post Holdings Co. Ltd.	2,580	24,362
Japan Prime Realty Investment Corp.	2	8,771
Japan Real Estate Investment Corp.	3	19,880
Japan Retail Fund Investment Corp.	6	12,883

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL INTERNATIONAL EQUITY INCOME ETF

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Fair Value
Julius Baer Group Ltd.	400	$20,637
KBC Group NV	837	62,960
Kerry Properties Ltd.	1,840	5,844
Kinnevik AB	480	11,736
Klepierre SA	540	20,504
Land Securities Group Plc	2,040	26,752
Legal & General Group Plc	11,740	47,119
Link REIT	5,200	55,054
Lloyds Banking Group Plc	136,574	113,067
Macquarie Group Ltd.	429	41,500
Mapfre SA	2,620	6,936
Mebuki Financial Group, Inc.	1,680	4,329
Mediobanca Banca di Credito Finanziario SpA	960	10,568
Mitsubishi UFJ Financial Group, Inc.	20,800	113,557
Mitsubishi UFJ Lease & Finance Co. Ltd.	500	3,249
Mizrahi Tefahot Bank Ltd.	113	3,010
Mizuho Financial Group, Inc.	40,860	63,290
MS&AD Insurance Group Holdings, Inc.	780	25,922
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	191	56,347
National Australia Bank Ltd.	5,577	96,393
Natixis SA	2,060	9,146
New World Development Co. Ltd.	15,200	20,833
Nippon Building Fund, Inc.	3	21,950
Nippon Prologis REIT, Inc.	5	12,719
NN Group NV	500	18,968
Nomura Holdings, Inc.	3,700	19,185
Nomura Real Estate Holdings, Inc.	340	8,198
Nomura Real Estate Master Fund, Inc.	9	15,373
Nordea Bank Abp	8,576	69,257
ORIX Corp.	1,440	24,001
Pargesa Holding SA	60	4,988
Partners Group Holding AG	34	31,175
Raiffeisen Bank International AG	386	9,694
Resona Holdings, Inc.	3,720	16,399
Sampo Oyj	1,014	44,257
SBI Holdings, Inc.	260	5,540
Scentre Group	13,952	37,499
SCOR SE	320	13,432
Seven Bank Ltd.	1,060	3,493
Shizuoka Bank Ltd.	1,000	7,528
Sino Land Co. Ltd.	8,060	11,709
Skandinaviska Enskilda Banken AB	4,594	43,201
Societe Generale SA	1,567	54,515
Sompo Holdings, Inc.	560	22,162
Sony Financial Holdings, Inc.	380	9,191
St. James's Place Plc	720	11,106
Standard Life Aberdeen Plc	3,440	14,950
Stockland	6,620	21,463
Sumitomo Mitsui Financial Group, Inc.	2,200	81,760
Sumitomo Mitsui Trust Holdings, Inc.	560	22,353
Sun Hung Kai Properties Ltd.	4,040	61,852
Suncorp Group Ltd.	2,547	23,164
Suntec Real Estate Investment Trust	18,460	25,255
Svenska Handelsbanken AB	4,180	45,029
Swedbank AB	2,474	36,834
Swire Pacific Ltd.	1,080	10,034
Swire Properties Ltd.	2,800	9,289
Swiss Life Holding AG	91	45,679
Swiss Prime Site AG	280	32,374
Swiss Re AG	819	91,987
T&D Holdings, Inc.	1,020	13,096
Tokio Marine Holdings, Inc.	1,100	61,947
Tokyo Century Corp.	40	2,154
Tokyu Fudosan Holdings Corp.	1,480	10,284
Tryg A/S	220	6,522
UBS Group AG	6,550	82,738
Unibail-Rodamco-Westfield	371	58,532
Security Description	Shares	Fair Value
United Urban Investment Corp.	7	$13,117
Vicinity Centres	9,591	16,759
Vonovia SE	858	46,196
Westpac Banking Corp.	6,878	116,949
Wharf Real Estate Investment Co. Ltd.	2,620	15,988
Wheelock & Co. Ltd.	2,120	14,134
Zurich Insurance Group AG	388	159,201
		5,127,361
Industrial - 13.1%
ABB Ltd.	12,468	301,072
ACS Actividades de Construccion y Servicios SA	1,367	54,665
AGC, Inc.	800	28,936
Alps Alpine Co. Ltd.	900	20,641
Amada Holdings Co. Ltd.	1,500	17,256
ANDRITZ AG	508	21,881
AP Moller - Maersk A/S	13	17,621
Auckland International Airport Ltd.	380	2,238
Aurizon Holdings Ltd.	10,429	38,276
Boral Ltd.	6,167	19,388
Bouygues SA	1,206	51,243
Brother Industries Ltd.	1,060	22,155
Casio Computer Co Ltd.	960	19,358
Cie de Saint-Gobain	2,644	108,251
CIMIC Group Ltd.	480	11,163
CK Hutchison Holdings Ltd.	12,140	115,756
CK Infrastructure Holdings Ltd.	1,460	10,389
ComfortDelGro Corp Ltd.	26,800	47,425
CRH Plc	1,814	72,580
Deutsche Post AG	3,328	126,961
GEA Group AG	540	17,857
HeidelbergCement AG	500	36,433
Hirose Electric Co. Ltd.	140	18,077
Hitachi Construction Machinery Co. Ltd.	520	15,721
Hitachi High-Technologies Corp.	320	22,795
Hitachi Ltd.	4,320	183,925
HOCHTIEF AG	80	10,203
Husqvarna AB	2,974	23,820
IHI Corp.	660	15,635
Kajima Corp.	1,960	26,301
Kawasaki Heavy Industries Ltd.	640	14,184
Komatsu Ltd.	4,060	98,721
Kuehne + Nagel International AG	377	63,573
Kyocera Corp.	1,400	96,378
Kyushu Railway Co.	740	24,859
LafargeHolcim Ltd.	3,371	187,046
LIXIL Group Corp.	1,200	20,862
Maruichi Steel Tube Ltd.	260	7,370
Mitsubishi Electric Corp.	8,220	113,365
Mitsubishi Heavy Industries Ltd.	1,420	55,517
Murata Manufacturing Co. Ltd.	2,620	162,666
Nabtesco Corp.	520	15,626
Nikon Corp.	1,580	19,544
Nippon Express Co. Ltd.	340	20,089
NSK Ltd.	1,720	16,479
NWS Holdings Ltd.	6,720	9,417
Obayashi Corp.	2,940	32,930
Omron Corp.	840	49,632
Poste Italiane SpA (a)	740	8,400
Schneider Electric SE	2,963	304,111
Siemens AG	2,306	301,448
Skanska AB	2,427	54,856
SKF AB	2,666	53,910
Sumitomo Heavy Industries Ltd.	500	14,403
Taisei Corp.	900	37,647
TDK Corp.	560	63,857
THK Co. Ltd.	600	16,390
Venture Corp Ltd.	3,460	41,676

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL INTERNATIONAL EQUITY INCOME ETF

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Fair Value
Wartsila Oyj Abp	2,437	$26,926
Yokogawa Electric Corp.	1,060	18,819
		3,428,723
Technology - 3.9%
ASM Pacific Technology Ltd.	1,480	20,531
Atos SE	522	43,517
Canon, Inc.	4,520	124,237
FUJIFILM Holdings Corp.	1,700	81,828
Fujitsu Ltd.	860	81,287
Ingenico Group SA	320	34,746
Konica Minolta, Inc.	2,080	13,649
NEC Corp.	1,140	47,423
Nomura Research Institute Ltd.	1,560	33,567
Ricoh Co. Ltd.	3,020	33,131
Rohm Co. Ltd.	440	35,555
SAP SE	2,155	290,846
Seiko Epson Corp.	1,260	19,192
Tokyo Electron Ltd.	700	154,135
		1,013,644
Utilities - 3.9%
AGL Energy Ltd.	1,732	24,953
AusNet Services	5,860	6,991
Centrica Plc	14,540	17,199
Chubu Electric Power Co., Inc.	1,500	21,281
Chugoku Electric Power Co., Inc.	760	10,002
CLP Holdings Ltd.	4,200	44,144
E.ON SE	3,787	40,457
EDP - Energias de Portugal SA	12,951	56,133
Electric Power Development Co. Ltd.	360	8,770
Electricite de France SA	1,560	17,373
Enagas SA	1,342	34,231
Endesa SA	897	23,937
Enel SpA	14,964	118,705
Engie SA	4,928	79,600
Fortum Oyj	1,320	32,574
HK Electric Investments & HK Electric Investments Ltd.	6,560	6,465
Kansai Electric Power Co., Inc.	1,560	18,155
Kyushu Electric Power Co., Inc.	840	7,306
Meridian Energy Ltd.	800	2,693
National Grid Plc	9,135	114,263
Naturgy Energy Group SA	893	22,438
Osaka Gas Co. Ltd.	820	15,780
Power Assets Holdings Ltd.	3,480	25,456
Red Electrica Corp SA	1,238	24,892
Severn Trent Plc	640	21,321
Snam SpA	8,195	43,075
SSE Plc	2,700	51,447
Suez	940	14,219
Terna Rete Elettrica Nazionale SpA	2,900	19,368
Tohoku Electric Power Co., Inc.	960	9,560
Tokyo Gas Co. Ltd.	900	21,963
Uniper SE	360	11,916
United Utilities Group Plc	1,820	22,743
Veolia Environnement SA	1,461	38,856
		1,028,266
Total Common Stocks (Cost $24,948,830)		25,949,481
Security Description	Shares	Fair Value
PREFERRED STOCKS - 0.7%
Consumer, Cyclical - 0.7%
Bayerische Motoren Werke AG	200	$12,350
Porsche Automobil Holding SE	526	39,319
Volkswagen AG	624	123,358
		175,027
Total Preferred Stocks (Cost $173,565)		175,027
TOTAL INVESTMENTS - 99.7% (Cost $25,122,395)		26,124,508
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		86,395
TOTAL NET ASSETS - 100.0%		$26,210,903

(a)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

Glossary:

Ltd. - Private Limited Company

Plc - Public Limited Company

Oyj - Public Limited Company

SpA - Societa per Azioni

SCA - Limited Partnership with share capital

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL FOCUSED HIGH YIELD ETF

Portfolio of Investments

December 31, 2019 (Unaudited)

Security Description	Principal Amount	Fair Value
CORPORATE BONDS - 81.4%
Basic Materials - 1.3%
Novelis Corp. 5.88%, 09/30/2026 (a)	$200,000	$213,285
Olin Corp. 5.63%, 08/01/2029	150,000	158,708
		371,993
Communications - 20.0%
CCO Holdings LLC, 5.00%, 02/01/2028 (a)	350,000	367,909
CenturyLink, Inc., 7.50%, 04/01/2024	500,000	564,792
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/2024 (a)	500,000	554,792
CommScope Technologies LLC, 6.00%, 06/15/2025 (a)	300,000	301,089
CommScope, Inc., 6.00%, 03/01/2026 (a)	150,000	159,844
CSC Holdings LLC, 5.38%, 02/01/2028 (a)	275,000	293,857
CSC Holdings LLC, 6.50%, 02/01/2029 (a)	450,000	502,594
Diamond Sports Group LLC, 6.63%, 08/15/2027 (a)	525,000	511,534
Frontier Communications Corp., 8.50%, 04/01/2026 (a)	150,000	152,152
iHeartCommunications, Inc., 8.38%, 05/01/2027	200,000	221,370
Netflix, Inc., 4.88%, 06/15/2030 (a)	275,000	279,806
Outfront Media, Inc., 5.00%, 08/15/2027 (a)	325,000	341,039
Sirius XM Radio, Inc., 5.50%, 07/01/2029 (a)	250,000	270,772
Sprint Corp., 7.88%, 09/15/2023	250,000	276,354
Sprint Corp., 7.63%, 03/01/2026	500,000	552,325
Uber Technologies, Inc., 8.00%, 11/01/2026 (a)	200,000	208,965
		5,559,194
Consumer, Cyclical - 16.1%
Aramark Services, Inc., 5.00%, 02/01/2028 (a)	275,000	290,290
Beazer Homes USA, Inc., 7.25%, 10/15/2029 (a)	250,000	267,506
Boyd Gaming Corp., 6.38%, 04/01/2026	375,000	404,170
Caesars Resort Collection LLC, 5.25%, 10/15/2025 (a)	400,000	415,000
Cedar Fair LP, 5.25%, 07/15/2029 (a)	500,000	539,675
Core & Main LP, 6.13%, 08/15/2025 (a)	275,000	287,372
Golden Nugget, Inc., 6.75%, 10/15/2024 (a)	325,000	337,184
Golden Nugget, Inc., 8.75%, 10/01/2025 (a)	250,000	267,966
Lennar Corp., 4.75%, 11/29/2027	250,000	269,838
Mattel, Inc., 6.75%, 12/31/2025 (a)	275,000	296,143
Michaels Stores, Inc., 8.00%, 07/15/2027 (a)	275,000	263,134
Security Description	Principal Amount	Fair Value
Scientific Games International, Inc., 8.25%, 03/15/2026 (a)	$250,000	$276,094
Tesla, Inc., 5.30%, 08/15/2025 (a)	275,000	267,435
Wynn Resorts Ltd., 5.13%, 10/01/2029 (a)	275,000	295,453
		4,477,260
Consumer, Non-cyclical - 15.1%
Ahern Rentals, Inc., 7.38%, 05/15/2023 (a)	400,000	318,166
Albertsons LLC, 5.75%, 03/15/2025	275,000	285,427
Albertsons LLC, 5.88%, 02/15/2028 (a)	250,000	266,087
Allied Universal Holdco LLC, 9.75%, 07/15/2027 (a)	350,000	374,707
Bausch Health Americas, Inc., 8.50%, 01/31/2027 (a)	250,000	285,163
Charles River Laboratories International, Inc., 4.25%, 05/01/2028 (a)	275,000	280,665
Eagle Holding Co II LLC, 7.63% (8.38% PIK), 05/15/2022 (a)(b)	300,000	305,470
HCA, Inc., 5.63%, 09/01/2028	475,000	542,189
Prime Security Services Borrower LLC, 5.75%, 04/15/2026 (a)	275,000	299,407
Refinitiv US Holdings, Inc., 8.25%, 11/15/2026 (a)	300,000	338,430
RegionalCare Hospital Partners Holdings, Inc., 9.75%, 12/01/2026 (a)	200,000	226,505
Tenet Healthcare Corp., 6.75%, 06/15/2023	325,000	357,758
United Rentals North America, Inc., 6.50%, 12/15/2026	275,000	302,751
		4,182,725
Energy - 10.1%
Ascent Resources Utica Holdings LLC, 10.00%, 04/01/2022 (a)	225,000	224,353
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	300,000	332,109
Crestwood Midstream Partners LP, 6.25%, 04/01/2023	275,000	281,073
EnLink Midstream Partners LP, 4.15%, 06/01/2025	425,000	400,386
Gulfport Energy Corp., 6.00%, 10/15/2024	175,000	124,687
Parsley Energy LLC, 5.63%, 10/15/2027 (a)	150,000	158,903
Range Resources Corp., 5.00%, 03/15/2023	150,000	138,347
SM Energy Co., 6.75%, 09/15/2026	150,000	147,427
Southwestern Energy Co., 6.20%, 01/23/2025	175,000	160,946
Targa Resources Partners Corp., 5.88%, 04/15/2026	450,000	478,968
USA Compression Partners LP, 6.88%, 09/01/2027	200,000	208,690
WPX Energy, Inc., 5.25%, 10/15/2027	150,000	158,528
		2,814,417
Financials - 8.8%
Ally Financial, Inc., 5.75%, 11/20/2025	500,000	560,625
Howard Hughes Corp., 5.38%, 03/15/2025 (a)	525,000	548,620
Iron Mountain, Inc., 5.25%, 03/15/2028 (a)	325,000	338,601

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL FOCUSED HIGH YIELD ETF

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Principal Amount	Fair Value
MGM Growth Properties Operating Partnership LP, 5.75%, 02/01/2027 (a)	$250,000	$279,062
Springleaf Finance Corp., 6.13%, 03/15/2024	400,000	438,996
Springleaf Finance Corp., 7.13%, 03/15/2026	250,000	289,519
		2,455,423
Industrial - 7.5%
Berry Global, Inc., 4.50%, 02/15/2026 (a)	400,000	411,620
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/2024 (a)	200,000	206,518
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/2025 (a)	275,000	272,247
Standard Industries Inc., 4.75%, 01/15/2028 (a)	375,000	385,246
TransDigm, Inc., 6.25%, 03/15/2026 (a)	500,000	542,242
TransDigm, Inc., 6.38%, 06/15/2026	250,000	265,615
		2,083,488
Utilities - 2.5%
Talen Energy Supply LLC, 7.25%, 05/15/2027 (a)	275,000	289,864
Vistra Operations Co LLC, 5.63%, 02/15/2027 (a)	375,000	395,850
		685,714
Total Corporate Bonds (Cost $22,380,996)		22,630,214
FOREIGN BONDS - 14.8%
Basic Materials - 1.1%
Alcoa Nederland Holding BV, 7.00%, 09/30/2026 (a)	275,000	300,616
Communications - 3.5%
Altice France SA, 7.38%, 05/01/2026 (a)	400,000	430,196
Intelsat Jackson Holdings SA, 8.50%, 10/15/2024 (a)	200,000	182,583
Virgin Media Secured Finance Plc, 5.50%, 08/15/2026 (a)	325,000	342,005
		954,784
Consumer, Cyclical - 2.2%
Panther Finance Co, Inc., 6.25%, 05/15/2026 (a)	325,000	350,797
Viking Cruises Ltd., 5.88%, 09/15/2027 (a)	250,000	267,650
		618,447
Consumer, Non-cyclical - 3.9%
Bausch Health Cos, Inc., 6.13%, 04/15/2025 (a)	475,000	491,775
JBS Investments II GMBH, 5.75%, 01/15/2028 (a)	275,000	290,496
JBS Investments II GMBH, 7.00%, 01/15/2026 (a)	275,000	299,654
		1,081,925
Financials - 1.1%
Barclays Plc, 5.20%, 05/12/2026	275,000	301,788
Security Description	Principal Amount	Fair Value
Industrial - 3.0%
Ardagh Packaging Finance Plc, 5.25%, 08/15/2027 (a)	$275,000	$289,952
Bombardier, Inc., 7.50%, 03/15/2025 (a)	275,000	284,278
GFL Environmental, Inc., 7.00%, 06/01/2026 (a)	250,000	264,812
		839,042
Total Foreign Bonds (Cost $4,068,693)		4,096,602
SHORT TERM INVESTMENTS - 2.2%
	Shares
First American Treasury Obligations Fund - Class X, 1.53% (c)	621,525	621,525
Total Short Term Investments (Cost $621,525)		621,525
TOTAL INVESTMENTS - 98.4% (Cost $27,071,214)		27,348,341
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%		440,152
TOTAL NET ASSETS - 100.0%		$27,788,493

(a)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)  A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

(c)  Seven-day yield as of December 31, 2019

Glossary:

Ltd. - Private Limited Company

Plc - Public Limited Company

LP - Limited Partnership

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL SENIOR LOAN ETF

Portfolio of Investments

December 31, 2019 (Unaudited)

Security Description	Principal Amount	Fair Value
BANK LOANS - 86.2%
Basic Materials - 2.5%
Nouryon USA LLC, 4.96% (1 Month LIBOR USD + 3.25%), 10/01/2025 (a)	$483,781	$484,789
Solenis International LP, 5.91% (3 Month LIBOR USD + 4.00%), 12/26/2023 (a)	246,250	244,280
		729,069
Communications - 12.0%
Charter Communications Operating LLC, 3.55% (1 Month LIBOR USD + 1.75%), 02/01/2027 (a)	497,484	501,218
CSC Holdings LLC, 3.99% (1 Month LIBOR USD + 2.25%), 07/17/2025 (a)	494,924	496,505
Frontier Communications Corp., 5.55% (1 Month LIBOR USD + 3.75%), 06/17/2024 (a)	243,750	245,460
Intelsat Jackson Holdings SA, 5.68% (3 Month LIBOR USD + 3.75%), 11/30/2023 (Luxembourg) (a)	500,000	501,740
Level 3 Parent LLC, 3.55% (1 Month LIBOR USD + 1.75%), 03/01/2027 (a)	337,328	338,910
SBA Senior Finance II LLC, 3.46%, 04/30/2025 (a)(b)	483,875	486,270
Uber Technologies, Inc., 5.30% (1 Month LIBOR USD + 3.50%), 07/13/2023 (a)	483,750	484,181
Zayo Group LLC, 4.05% (1 Month LIBOR USD + 2.25%), 01/19/2024 (a)	500,000	502,275
		3,556,559
Consumer, Cyclical - 24.3%
Bass Pro Group LLC, 6.80% (1 Month LIBOR USD + 5.00%), 12/15/2023 (a)	493,699	493,186
Bombardier Recreational Products, Inc., 3.80% (1 Month LIBOR USD + 2.00%), 05/23/2025 (Canada) (a)	243,173	244,352
Burger King Corp., 3.55% (1 Month LIBOR USD + 1.75%), 11/13/2026 (Canada) (a)	334,144	334,936
Caesars Resort Collection LLC, 4.55% (1 Month LIBOR USD + 2.75%), 12/23/2024 (a)	490,000	491,583
ClubCorp Holdings, Inc., 4.69% (3 Month LIBOR USD + 2.75%), 08/16/2024 (a)	488,750	464,466
Crown Finance US, Inc., 4.05% (1 Month LIBOR USD + 2.25%), 02/07/2025 (a)	306,407	306,754
Formula One Management Ltd., 4.30% (1 Month LIBOR USD + 2.50%), 02/01/2024 (United Kingdom) (a)	500,000	503,205
GYP Holdings III Corp., 4.55% (1 Month LIBOR USD + 2.75%), 06/02/2025 (a)	452,335	453,748
Hilton Worldwide Finance LLC, 3.54% (1 Month LIBOR USD + 1.75%), 06/22/2026 (a)	461,991	465,678
Michaels Stores, Inc., 4.30% (1 Month LIBOR USD + 2.50%), 01/30/2023 (a)	323,263	313,484
Security Description	Principal Amount	Fair Value
Michaels Stores, Inc., 4.29% (1 Month LIBOR USD + 2.50%), 01/30/2023 (a)	$116,550	$113,025
Navistar, Inc., 5.24% (1 Month LIBOR USD + 3.50%), 11/29/2024 (a)	245,625	245,318
PetSmart, Inc., 4.74% (1 Month LIBOR USD + 3.00%), 03/11/2022 (a)	477,500	465,563
Playa Resorts Holding BV, 4.55% (1 Month LIBOR USD + 2.75%), 04/29/2024 (a)	243,758	243,758
Scientific Games International, Inc., 4.45% (1 Month LIBOR USD + 2.75%), 08/14/2024 (a)	397,444	399,073
Scientific Games International, Inc., 4.55% (1 Month LIBOR USD + 2.75%), 08/14/2024 (a)	96,275	96,670
SeaWorld Parks & Entertainment, Inc., 4.70%, 04/01/2024 (a)(b)	498,718	501,940
Spin Holdco, Inc., 5.25% (3 Month LIBOR USD + 3.25%), 11/14/2022 (a)	477,128	474,232
SRS Distribution, Inc., 5.05% (1 Month LIBOR USD + 3.25%), 05/23/2025 (a)	246,875	245,425
Univar Solutions USA, Inc., 4.05% (1 Month LIBOR USD + 2.25%), 07/01/2024 (a)	308,599	310,257
		7,166,653
Consumer, Non-cyclical - 12.6%
Air Medical Group Holdings, Inc., 5.04% (1 Month LIBOR USD + 3.25%), 04/28/2022 (a)	243,750	239,522
Albertson's LLC, 4.55% (1 Month LIBOR USD + 2.75%), 08/17/2026 (a)	203,181	205,267
Avantor, Inc., 4.80% (1 Month LIBOR USD + 3.00%), 09/16/2024 (a)	86,684	87,587
Bausch Health Americas, Inc., 4.74% (1 Month LIBOR USD + 3.00%), 06/02/2025 (a)	424,029	426,989
HCA, Inc., 3.55% (1 Month LIBOR USD + 1.75%), 03/13/2025 (a)	492,500	495,918
Jaguar Holding Co. II, 4.30% (1 Month LIBOR USD + 2.50%), 08/18/2022 (a)	494,819	498,136
NVA Holdings, Inc., 6.50% (Prime Rate + 1.75%), 02/28/2025 (a)	497,487	497,540
Prestige Brands, Inc., 3.80% (1 Month LIBOR USD + 2.00%), 01/26/2024 (a)	286,831	289,126
Refinitiv US Holdings, Inc., 5.05% (1 Month LIBOR USD + 3.25%), 10/01/2025 (a)	497,487	502,338
US Foods, Inc., 3.55% (1 Month LIBOR USD + 1.75%), 06/27/2023 (a)	476,377	478,685
		3,721,108
Energy - 0.8%
Arch Coal, Inc., 4.55% (1 Month LIBOR USD + 2.75%), 03/07/2024 (a)	243,734	235,407

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL SENIOR LOAN ETF

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Principal Amount	Fair Value
Financials - 3.2%
Avolon TLB Borrower 1 US LLC, 3.51% (1 Month LIBOR USD + 1.75%), 01/15/2025 (a)	$317,025	$319,403
HUB International Ltd., 4.69% (3 Month LIBOR USD + 2.75%), 04/18/2025 (a)	246,250	246,488
USI, Inc., 4.94% (3 Month LIBOR USD + 3.00%), 05/16/2024 (a)	391,000	391,538
		957,429
Industrial - 21.0%
Advanced Disposal Services, Inc., 3.85% (1 Week LIBOR USD + 2.25%), 11/10/2023 (a)	498,641	501,107
Apex Tool Group LLC, 7.30% (1 Month LIBOR USD + 5.50%), 08/01/2024 (a)	454,467	449,424
Berry Global, Inc., 3.72% (1 Month LIBOR USD + 2.00%), 10/03/2022 (a)	500,000	502,500
Brand Industrial Services, Inc., 6.18% (3 Month LIBOR USD + 4.25%), 07/30/2024 (a)	261,646	261,319
Brand Industrial Services, Inc., 6.29% (3 Month LIBOR USD + 4.25%), 07/30/2024 (a)	232,025	231,735
Dynasty Acquisition Co., Inc., 5.94% (3 Month LIBOR USD + 4.00%), 01/23/2026 (a)	324,362	327,022
Dynasty Acquisition Co., Inc., 5.94% (3 Month LIBOR USD + 4.00%), 01/23/2026 (Canada) (a)	174,388	175,818
Gates Global LLC, 4.55% (1 Month LIBOR USD + 2.75%), 04/01/2024 (a)	292,460	293,157
GFL Environmental, Inc., 4.80% (1 Month LIBOR USD + 3.00%), 05/09/2025 (Canada) (a)	497,475	499,116
Kloeckner Pentaplast of America, Inc., 6.18% (3 Month LIBOR USD + 4.25%), 06/30/2022 (a)	244,987	221,530
Plastipak Holdings, Inc., 4.30% (1 Month LIBOR USD + 2.50%), 10/15/2024 (a)	244,375	244,553
Proampac PG Borrower LLC, 5.34% (2 Month LIBOR USD + 3.50%), 11/20/2023 (a)	177,995	175,826
Proampac PG Borrower LLC, 5.40% (3 Month LIBOR USD + 3.50%), 11/20/2023 (a)	122,705	121,210
Proampac PG Borrower LLC, 5.40% (3 Month LIBOR USD + 3.50%), 11/20/2023 (a)	104,275	103,004
Proampac PG Borrower LLC, 5.44% (3 Month LIBOR USD + 3.50%), 11/20/2023 (a)	80,025	79,050
Quikrete Holdings, Inc., 4.55% (1 Month LIBOR USD + 2.75%), 11/15/2023 (a)	491,593	494,444
RBS Global, Inc., 3.54% (1 Month LIBOR USD + 1.75%), 08/21/2024 (a)	162,285	163,330
Reynolds Group Holdings, Inc., 4.55% (1 Month LIBOR USD + 2.75%), 02/05/2023 (a)	435,746	437,655
Security Description	Principal Amount	Fair Value
Titan Acquisition Ltd., 4.80% (1 Month LIBOR USD + 3.00%), 03/28/2025 (United Kingdom) (a)	$493,719	$486,752
TransDigm, Inc., 4.30% (1 Month LIBOR USD + 2.50%), 06/09/2023 (a)	424,848	426,927
		6,195,479
Technology - 9.8%
CCC Information Services, Inc., 4.55% (1 Month LIBOR USD + 2.75%), 04/29/2024 (a)	244,361	245,468
Dun & Bradstreet Corp., 6.79% (1 Month LIBOR USD + 5.00%), 02/06/2026 (a)	500,000	505,000
Infor US, Inc., 4.69% (3 Month LIBOR USD + 2.75%), 02/01/2022 (a)	421,471	423,956
Kronos, Inc., 4.91% (3 Month LIBOR USD + 3.00%), 11/01/2023 (a)	493,719	496,883
McAfee LLC, 5.45% (1 Month LIBOR USD + 3.75%), 09/30/2024 (a)	242,281	243,643
ON Semiconductor Corp., 3.80% (1 Month LIBOR USD + 2.00%), 09/18/2026 (a)	177,904	179,383
Tempo Acquisition LLC, 4.45%, 05/01/2024 (a)(b)	498,721	502,566
Western Digital Corp., 3.45% (1 Month LIBOR USD + 1.75%), 04/29/2023 (a)	289,117	291,165
		2,888,064
Total Bank Loans (Cost $25,354,956)		25,449,768
CORPORATE BONDS - 8.0%
Communications - 2.7%
CSC Holdings LLC, 6.63%, 10/15/2025 (c)	250,000	266,560
Sprint Communications, Inc., 6.00%, 11/15/2022	250,000	262,632
T-Mobile USA, Inc., 6.38%, 03/01/2025	250,000	258,854
		788,046
Consumer, Cyclical - 2.6%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028 (c)	250,000	254,212
Golden Nugget, Inc., 6.75%, 10/15/2024 (c)	250,000	259,373
Scientific Games International, Inc., 5.00%, 10/15/2025 (c)	250,000	262,188
		775,773
Consumer, Non-cyclical - 0.9%
Ahern Rentals, Inc., 7.38%, 05/15/2023 (c)	250,000	198,854
Prime Security Services Borrower LLC, 9.25%, 05/15/2023 (c)	72,000	75,645
		274,499

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL SENIOR LOAN ETF

Portfolio of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Principal Amount	Fair Value
Financials - 1.8%
Ally Financial, Inc., 5.75%, 11/20/2025	$250,000	$280,312
Howard Hughes Corp., 5.38%, 03/15/2025 (c)	250,000	261,248
		541,560
Total Corporate Bonds (Cost $2,366,978)		2,379,878
FOREIGN BONDS - 4.4%
Basic Materials - 0.4%
Constellium NV, 5.75%, 05/15/2024 (c)	125,000	128,802
Consumer, Cyclical - 0.9%
Merlin Entertainments PLC, 5.75%, 06/15/2026 (c)	250,000	274,462
Consumer, Non-cyclical - 1.2%
JBS USA LUX SA, 6.75%, 02/15/2028 (c)	250,000	276,715
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/2021	65,000	63,067
		339,782
Financials - 0.9%
Park Aerospace Holdings Ltd., 5.25%, 08/15/2022 (c)	250,000	267,053
Industrial - 1.0%
Sensata Technologies BV, 5.63%, 11/01/2024 (c)	250,000	278,854
Total Foreign Bonds (Cost $1,246,990)		1,288,953
	Shares
CLOSED-END FUNDS - 0.1%
Eagle Point Credit Co, Inc.	1,905	27,832
Total Closed-End Funds (Cost $33,494)		27,832
SHORT TERM INVESTMENTS - 5.7%
First American Treasury Obligations Fund - Class X 1.53% (d)	1,679,251	1,679,251
Total Short Term Investments (Cost $1,679,251)		1,679,251
TOTAL INVESTMENTS - 104.4% (Cost $30,681,669)		30,825,682
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.4%)		(1,291,872)
TOTAL NET ASSETS - 100.0%		$29,533,810

(a)  Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2019.

(b)  The loan will settle after December 31, 2019 at which time the interest rate will be determined.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(d)  Seven-day yield as of December 31, 2019

Ltd. - Private Limited Company

Plc - Public Limited Company

Lp - Limited Partnership

LIBOR - London Interbank Offered Rate

USD - United States Dollar

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2019 (UNAUDITED)

	Pacific Global US Equity Income ETF	Pacific Global International Equity Income ETF	Pacific Global Focused High Yield ETF	Pacific Global Senior Loan ETF
ASSETS
Investments in Securities, at Value*	$30,874,560	$26,124,508	$26,726,816	$29,146,431
Short Term Investments, at Value*	—	—	621,525	1,679,251
Foreign Currency, at Value*	—	58,458	—	—
Receivables for:
Investments Sold	585,255	—	—	59,190
Dividends and Interest	55,882	44,431	449,306	160,718
Total Assets	31,515,697	26,227,397	27,797,647	31,045,590
LIABILITIES
Payables for:
Due to Custodian	519,454	7,938	—	—
Investment Advisory Fees	7,703	8,556	9,154	1,097
Investments Purchased	—	—	—	1,492,282
Accrued Expenses	—	—	—	18,401
Total Liabilities	527,157	16,494	9,154	1,511,780
NET ASSETS	$30,988,540	$26,210,903	$27,788,493	$29,533,810
NET ASSETS CONSIST OF:
Paid-in Capital	$28,016,419	$25,206,513	$27,517,740	$29,958,384
Total Distributable Earnings (See Note 5)	2,972,121	1,004,390	270,753	(424,574)
NET ASSETS	$30,988,540	$26,210,903	$27,788,493	$29,533,810
Shares Outstanding (No Par Value, Unlimited Shares Authorized)	1,100,000	1,000,000	1,100,000	600,000
Net Asset Value, Price Per Share	28.17	26.21	25.26	49.22
*Identified Cost:
Investments in Securities	$28,483,696	$25,122,395	$26,449,689	$29,002,418
Short Term Investments	—	—	621,525	1,679,251
Foreign Currency	—	57,638	—	—

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2019 (UNAUDITED)

	Pacific Global US Equity Income ETF	Pacific Global International Equity Income ETF (1)	Pacific Global Focused High Yield ETF (1)	Pacific Global Senior Loan ETF (2)
INVESTMENT INCOME
Dividends	$517,847	$102,835	$—	$2,286
Interest	1,259	170	230,934	756,034
Securities Lending Income	—	—	—	1,316
Total Investment Income	519,106	103,005	230,934	759,636
EXPENSES
Investment Advisory Fees	43,895	17,375	18,898	139,654
Miscellaneous Expenses	—	—	—	80,554
Total Expenses	43,895	17,375	18,898	220,208
Less: Other Fees (Reimbursed)/Recouped	—	—	—	(58,677)
Net Expenses	43,895	17,375	18,898	161,531
NET INVESTMENT INCOME (LOSS)	475,211	85,630	212,036	598,105
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Securities	632,924	20,962	(2,456)	5,413
Foreign Currency	—	(257)	—	—
Capital Gain Distributions from Investment Companies	—	33	—	—
In-Kind Transactions	257,239	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments in Securities	1,850,143	1,002,113	277,127	316,696
Foreign Currency	—	820	—	—
Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	707	—	—
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	2,740,306	1,024,378	274,671	322,109
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,215,517	$1,110,008	$486,707	$920,214

(1)  Commencement of operations on October 23, 2019.

(2)  Shares of Predecessor Fund converted into Fund Shares at the close of business on December 27, 2019. See Note 1 to the Financials.

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Pacific Global US Equity Income ETF		Pacific Global International Equity Income ETF	Pacific Global Focused High Yield ETF	Pacific Global Senior Loan ETF
	Period Ended December 31, 2019 (Unaudited)	Period Ended June 30, 2019 (1)	Period Ended December 31, 2019 (2) (Unaudited)	Period Ended December 31, 2019 (2) (Unaudited)	Period Ended December 31, 2019 (3) (Unaudited)	Year Ended June 30, 2019
OPERATIONS
Net Investment Income (Loss)	$475,211	$327,820	$85,630	$212,036	$598,105	$1,260,068
Net Realized Gain (Loss) on Investments	890,163	413,478	20,738	(2,456)	5,413	(329,708)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,850,143	540,721	1,003,640	277,127	316,696	243,802
Net Increase (Decrease) in Net Assets
Resulting From Operations	3,215,517	1,282,019	1,110,008	486,707	920,214	1,174,162
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings	(1,121,490)	(317,509)	(105,618)	(215,954)	(626,532)	(1,256,592)
Total Distributions to Shareholders	(1,121,490)	(317,509)	(105,618)	(215,954)	(626,532)	(1,256,592)
CAPTIAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	31,944,555	25,203,850	27,517,740	—	—
Payments for Shares Redeemed	(2,705,220)	(1,309,340)	—	—	—	—
Transaction Fees (See Note 6)	—	8	2,663	—	—	—
Net Increase (Decrease) in Net Assets Derived from Capital Shares Transactions (a)	(2,705,220)	30,635,223	25,206,513	27,517,740	—	—
Total Increase (Decrease) in Net Assets	(611,193)	31,599,733	26,210,903	27,788,493	293,682	(82,430)
NET ASSETS
Beginning of Period	$31,599,733	$—	$—	$—	$29,240,128	$29,322,558
End of Period	$30,988,540	$31,599,733	$26,210,903	$27,788,493	$29,533,810	$29,240,128
(a) Summary of Capital Share Transactions is as Follows:
Shares Sold	—	1,250,000	1,000,000	1,100,000	—	—
Shares Redeemed	(100,000)	(50,000)	—	—	—	—
NET INCREASE (DECREASE)	(100,000)	1,200,000	1,000,000	1,100,000	—	—

(1)  Commencement of operations on February 11, 2019.

(2)  Commencement of operations on October 23, 2019.

(3)  Shares of Predecessor Fund converted into Fund Shares at the close of business on December 27, 2019. See Note 1 to the Financials.

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

FINANCIAL HIGHLIGHTS

	Pacific Global US Equity Income ETF
	Period Ended December 31, 2019 (Unaudited)	Period Ended June 30, 2019 (1)
Net Asset Value, Beginning of Period	$26.33	$25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (2)	0.43	0.32
Net Gain (Loss) on Investments (Realized and Unrealized)	2.43	1.28
Total from Investment Operations	2.86	1.60
Less Distributions:
From Net Investment Income	(0.44)	(0.27)
From Net Realized Gains	(0.58)	—
Total Distributions	(1.02)	(0.27)
Capital Share Transactions:
Transaction Fees (See Note 6)	—	— (3)
Net Asset Value, End of Period	$28.17	$26.33
Net Asset Value Total Return (4)	10.92%	6.43%
Ratio / Supplemental Data:
Net Assets, End of Period (000's)	$30,989	$31,600
Ratio of Expenses to Average Net Assets (5)	0.29%	0.29%
Ratio of Net Investment Income (Loss) to Average Net Assets (5)	3.14%	3.19%
Portfolio Turnover Rate (4)(6)	23%	21%

(1)  Commencement of operations on February 11, 2019.

(2)  Calculated based on average shares outstanding during the period.

(3)  Less than $0.005 per share.

(4)  Not annualized.

(5)  Annualized.

(6)  In-kind transactions are not included in portfolio turnover calculations.

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

FINANCIAL HIGHLIGHTS (Continued)

Pacific Global International Equity Income ETF
Period Ended December 31, 2019 (1) (Unaudited)
Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (2)	0.09
Net Gain (Loss) on Investments (Realized and Unrealized)	1.23
Total from Investment Operations	1.32
Less Distributions:
From Net Investment Income	(0.11)
Total Distributions	(0.11)
Capital Share Transactions:
Transaction Fees (See Note 6)	— (3)
Net Asset Value, End of Period	$26.21
Net Asset Value Total Return (4)	5.26%
Ratio / Supplemental Data:
Net Assets, End of Period (000's)	$26,211
Ratio of Expenses to Average Net Assets (5)	0.39%
Ratio of Net Investment Income (Loss) to Average Net Assets (5)	1.92%
Portfolio Turnover Rate (4)(6)	4%

(1)  Commencement of operations on October 23, 2019.

(2)  Calculated based on average shares outstanding during the period.

(3)  Less than $0.005 per share.

(4)  Not annualized.

(5)  Annualized.

(6)  In-kind transactions are not included in portfolio turnover calculations.

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

FINANCIAL HIGHLIGHTS (Continued)

Pacific Global Focused High Yield ETF
Period Ended December 31, 2019 (1) (Unaudited)
Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (2)	0.21
Net Gain (Loss) on Investments (Realized and Unrealized)	0.25
Total from Investment Operations	0.46
Less Distributions:
From Net Investment Income	(0.20)
Total Distributions	(0.20)
Capital Share Transactions:
Net Asset Value, End of Period	$25.26
Net Asset Value Total Return (3)	1.84%
Ratio / Supplemental Data:
Net Assets, End of Period (000's)	$27,788
Ratio of Expenses to Average Net Assets (4)	0.39%
Ratio of Net Investment Income (Loss) to Average Net Assets (4)	4.38%
Portfolio Turnover Rate (3)	4%

(1)  Commencement of operations on October 23, 2019.

(2)  Calculated based on average shares outstanding during the period.

(3)  Not annualized.

(4)  Annualized.

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

FINANCIAL HIGHLIGHTS (Continued)

	Pacific Global Senior Loan ETF
	Period Ended December 31, 2019 (2) (Unaudited)	Year Ended June 30, 2019	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Period Ended June 30, 2015 (1)
Net Asset Value, Beginning of Period	$48.73	$48.87	$49.35	$48.73	$49.66	$50.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (3)	1.00	2.10	1.78	1.73	1.74	0.62
Net Gain (Loss) on Investments (Realized and Unrealized)	0.53	(0.15)	(0.63)	0.58	(0.95)	(0.38)
Total from Investment Operations	1.53	1.95	1.15	2.31	0.79	0.24
Less Distributions:
From Net Investment Income	(1.04)	(2.09)	(1.63)	(1.69)	(1.72)	(0.58)
Total Distributions	(1.04)	(2.09)	(1.63)	(1.69)	(1.72)	(0.58)
Capital Share Transactions:
Net Asset Value, End of Period	$49.22	$48.73	$48.87	$49.35	$48.73	$49.66
Net Asset Value Total Return (4)	3.18%	4.09%	2.36%	4.78%	1.69%	0.47%
Ratio / Supplemental Data:
Net Assets, End of Period (000's)	$29,534	$29,240	$29,323	$27,143	$26,800	$27,312
Ratio of Expenses to Average Net Assets (5)	1.49%	1.63%	1.62%	1.39%	1.51%	1.41%
Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped (5)	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of Net Investment Income (Loss) to Average Net Assets (5)	4.06%	4.31%	3.61%	3.49%	3.58%	3.46%
Portfolio Turnover Rate (4)	35%	70%	73%	52%	27%	102%

(1)  Commencement of operations on February 18, 2015.

(2)  For the period July 1, 2019 to December 31, 2019. See Note 1 to the Financial Statements

(3)  Calculated based on average shares outstanding during the period.

(4)  Not annualized.

(5)  Annualized.

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

NOTES TO FINANCIAL STATEMENTS

NOTE 1—ORGANIZATION

Pacific Global ETF Trust (the "Trust"), organized as a Delaware statutory trust on June 26, 2018, consists of 4 investment series: Pacific Global US Equity Income ETF ("USDY"), Pacific Global International Equity Income ETF ("IDY"), Pacific Global Focused High Yield ETF ("FJNK"), and Pacific Global Senior Loan ETF ("FLRT") (each, a "Fund" and, collectively, the "Funds"). The Trust is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and the continuous offering of the Funds' shares is registered under the Securities Act of 1933, as amended (the "Securities Act").

Pacific Global US Equity Income ETF is a diversified fund of the Trust. The investment objective of USDY is to seek income and long-term growth of capital. The inception date is February 11, 2019.

Pacific Global International Equity Income ETF is a diversified fund of the Trust. The investment objective of IDY is to seek income and long-term growth of capital. The inception date is October 23, 2019.

Pacific Global Focused High Yield ETF is a diversified fund of the Trust. The investment objective of FJNK is to seek income and long-term growth of capital. The inception date is October 23, 2019.

Pacific Global Senior Loan ETF is the successor in interest to AdvisorShares Pacific Asset Enhanced Floating Rate ETF (the "Predecessor Fund") and has the same investment objective as the Predecessor Fund. The Predecessor Fund was a series of AdvisorShares Trust, and was advised by AdvisorShares Investments, LLC (the "Previous Adviser"). Pacific Global Advisors LLC (the "Adviser") replaced AdvisorShares Investments, LLC as investment adviser of FLRT. At a special meeting on December 26, 2019, the shareholders of the Predecessor Fund approved the tax-free reorganization of the Predecessor Fund into the Pacific Global ETF Trust. Effective as of the close of business on December 27, 2019, the assets and liabilities of the Predecessor Fund were transferred to the Trust in exchange for shares of the Pacific Global Senior Loan ETF. For financial reporting purposes, assets received and shares issued by FLRT were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of FLRT's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. FLRT pays the Adviser a unitary fee at an annual rate of 0.68% of average daily net assets, out of which the Adviser will pay substantially all operating expenses of FLRT excluding interest expenses, taxes, acquired fund fees and expenses, brokerage fees, extraordinary expenses, fees payable pursuant to a Rule 12b-1 plan, if any, and costs of shareholder meetings, litigation, and indemnification. The fiscal year end of the Predecessor Fund was June 30. The reporting period covered by this semi-annual report for FLRT is July 1, 2019 through December 31, 2019. Operations prior to the close of business on December 27, 2019 were for the Predecessor Fund. The investment objective of FLRT is to provide a high level of current income. The inception date of the Predecessor Fund is February 18, 2015.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies. Accordingly, the Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards codification Topic 946 Financial Services-Investment Companies and Accounting Standards Update 2013-08.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").

A. SECURITIES VALUATION

All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and Nasdaq Capital Market Exchange® (collectively "Nasdaq"), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price ("NOCP"). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs. These inputs may include executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described before are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

PACIFIC GLOBAL ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

Securities for which quotations are not readily available are valued by the applicable investment adviser or sub-adviser at their respective fair values in accordance with pricing procedures adopted by the Trust's Board of Trustees (the "Board"). When a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the net asset value ("NAV") of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Various inputs may be used to determine the value of the Funds' investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

•  Level 1 - Quoted prices in active markets for identical securities.

•  Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 - Significant unobservable inputs (including the Funds' own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the Funds' investments as of December 31, 2019, based on the inputs used to value them:

Pacific Global US Equity Income ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$30,874,560	$—	$—	$30,874,560
Total	$30,874,560	$—	$—	$30,874,560

Pacific Global International Equity Income ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$25,949,481	$—	$—	$25,949,481
Preferred Stocks	175,027	—	—	175,027
Total	$26,124,508	$—	$—	$26,124,508

Pacific Global Focused High Yield ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$22,630,214	$—	$22,630,214
Foreign Bonds	—	4,096,602	—	4,096,602
Short Term Investments	621,525	—	—	621,525
Total	$621,525	$26,726,816	$—	$27,348,341

Pacific Global Senior Loan ETF

Assets	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$25,449,768	$—	$25,449,768
Corporate Bonds	—	2,379,878	—	2,379,878
Foreign Bonds	—	1,288,953	—	1,288,953
Short Term Investments	1,679,251	—	—	1,679,251
Closed-End Funds	27,832	—	—	27,832
Total	$1,707,083	$29,118,599	$—	$30,825,682

B. FOREIGN CURRENCY

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C. FEDERAL INCOME TAXES

The Funds' policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

PACIFIC GLOBAL ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds' uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the period ended December 31, 2019, the Funds did not incur any interest or penalties.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME

Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable tax rules and regulations.

Distributions received from the Funds' investments in real estate investment trusts ("REITs") may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Funds' shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds' shareholders may represent a return of capital.

E. DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income are declared and paid by FJNK and FLRT on a monthly basis. Distributions to shareholders from net investment income are declared and paid by USDY and IDY on a quarterly basis. Distributions to shareholders from capital gains will be declared and paid at least annually. Distributions are recorded on the ex-dividend date.

F. USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G. SHARE VALUATION

The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for the Funds, rounded to the nearest cent. The Funds' shares will not be priced on the days on which the New York Stock Exchange, Inc. ("NYSE") is closed for trading. The offering and redemption price per share of the Funds in Creation Unit transactions is equal to the Funds' NAV per share.

H. GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expects the risk of loss to be remote.

I. SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to December 31, 2019, that materially impacted the amounts or disclosures in the Funds' financial statements.

NOTE 3—COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Pacific Global Advisors LLC (the "Adviser") acts as the investment adviser to the Funds. Pursuant to the management agreement between the Trust and the Adviser with respect to the Funds ("the Management Agreement") and subject to the oversight of the Board, the Adviser provides services reasonably necessary for the operation of the Funds, including audit, portfolio accounting, legal transfer agency, custody, printing costs and certain distribution-related services (pursuant to separate agreements), under what is essentially an all-in fee. The Funds may bear other expenses which are not covered under the Management Agreement that may vary and will affect the total level of expenses paid by the Funds such as taxes and government fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, certain custody expenses and extraordinary expenses (such as litigation and indemnification expenses). Pursuant to the Management Agreement, and subject to the Board's approval, the Adviser is authorized to delegate the day-to-day management of the Funds' investment program. The Adviser has appointed each of Cadence Capital Management LLC and Pacific Life Fund Advisors LLC, doing business as Pacific Asset Management as sub-advisers (the "Sub-Advisers") to manage the USDY and IDY investment programs and the FJNK and FLRT investment programs, respectively. The Adviser oversees and monitors the nature and quality of the services provided by the Sub-Advisers, including investment performance and execution of investment strategies. The Adviser performs compliance monitoring services to help the Funds maintain compliance with applicable laws and regulations and provides services related to, among others, the valuation of Funds securities, risk

PACIFIC GLOBAL ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

management and oversight of trade execution and brokerage services. For services provided to the Funds the Funds pay the Adviser at an annual rate based on each Fund's average daily net assets. The rates paid to the Adviser are as follows:

Fund	Annual Rate of Average Daily Net Assets
Pacific Global US Equity Income ETF	0.29%
Pacific Global International Equity Income ETF	0.39%
Pacific Global Focused High Yield ETF	0.39%
Pacific Global Senior Loan ETF	0.68%

The Predecessor Fund to FLRT was obligated to pay its investment adviser, AdvisorShares Investments, LLC, an annual rate of 0.95% based on the average daily net assets. The Previous Adviser contractually agreed to limit certain expenses of the Predecessor Fund's ordinary operating expenses so that its ratio of such expenses to average net assets would not exceed 1.10%. The Previous Adviser does not have the ability to recoup amounts previously waived for the Predecessor Fund.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services" or the "Administrator") acts as the Funds' Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares certain reports and materials to be supplied to the Board; and monitors the activities of the Funds' Custodian, transfer agent and accountants. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the "Custodian"), an affiliate of Fund Services, serves as the Funds' Custodian. Prior to the close of business on December 27, 2019, The Bank of New York Mellon served as the administrator and custodian for the Predecessor Fund.

Foreside Fund Services, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares.

Each of the Trustees who are not "interested persons" as that term is defined in the 1940 Act ("Independent Trustees") will receive a fee of $10,000 per year from Pacific Global Advisors LLC, out of its unitary fee received from the Trust, the amount set forth in the Statement of Additional Information for the Funds as compensation for their service on the Board of Trustees of the Trust. Additionally, no interested Trustee or officer of the Trust shall receive any compensation from the Trust. The Trustees are paid on a quarterly basis. For the most recently completed fiscal year ended June 30, 2019, the Trustees received $11,499 as a group.

NOTE 4—PURCHASES AND SALES OF SECURITIES

During the period ended December 31, 2019, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Pacific Global US Equity Income ETF	$7,006,353	$7,723,364
Pacific Global International Equity Income ETF	1,863,819	1,102,519
Pacific Global Focused High Yield ETF	27,558,015	1,057,875
Pacific Global Senior Loan ETF	11,106,469	10,353,029

During the period ended December 31, 2019, there were no purchases or sales of U.S. Government securities.

During the period ended December 31, 2019, the in-kind security transactions associated with creations and redemptions were as follows:

Fund	In-Kind Purchases	In-Kind Redemptions
Pacific Global US Equity Income ETF	$—	$2,672,546
Pacific Global International Equity Income ETF	24,342,240	—
Pacific Global Focused High Yield ETF	—	—
Pacific Global Senior Loan ETF	—	—

NOTE 5—INCOME AND TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2019, were as follows:

	Pacific Global US Equity Income ETF	Pacific Global Senior Loan ETF
Tax cost of investment	$31,010,158	$30,884,751
Gross tax unrealized appreciation	1,489,502	176,074
Gross tax unrealized depreciation	(948,781)	(348,757)
Net unrealized appreciation (depreciation)	$540,721	$(172,683)
Undistributed ordinary income	$334,749	$28,796
Undistributed long-term gain (loss)	2,624	—
Total distribution earnings	$337,373	$28,796
Capital Loss Carryforward	—	(574,369)
Other accumulated gain (loss)	—	—
Total accumulated gain (loss)	$878,094	$(718,256)

PACIFIC GLOBAL ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

The Pacific Global International Equity Income ETF and Pacific Global Focused High Yield ETF launched after June 30, 2019, therefore no federal income tax information is available.

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences are primarily due to differing book and tax treatments for in-kind transactions. For the period ended June 30, 2019, the following table shows the reclassifications made:

Fund	Undistributed (Accumulated) Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-in Capital
Pacific Global US Equity Income ETF	$—	$(86,416)	$86,416
Pacific Global Senior Loan ETF	—	(23)	23

During the period ended June 30, 2019 the following fund realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gain (loss) to paid-in capital. For the period ended June 30, 2019, the following shows the reclassification made:

Pacific Global US Equity Income ETF  $86,742

As of June 30, 2019, the Funds deferred, on a tax-basis, no post-October or late year ordinary losses.

As of June 30, 2019, the following fund has capital loss carryforwards available to offset future gains of:

Fund	Short-Term (No Expiration)	Long-Term (No Expiration)	Total
Pacific Global Senior Loan ETF	$207,813	$366,556	$574,369

The tax character of distributions for the following Funds were as follows:

	Period ended December 31, 2019		Period ended June 30, 2019
Fund	Ordinary Income	Long Term Capital Gain	Ordinary Income	Long Term Capital Gain
Pacific Global US Equity Income ETF	$1,117,222	$4,268	$317,509	$—
Pacific Global International Equity Income ETF	105,618	—	—	—
Pacific Global Focused High Yield ETF	215,954	—	—	—
Pacific Global Senior Loan ETF	626,532	—	1,256,592	—

NOTE 6—SHARE TRANSACTIONS

Shares of the Funds are purchased and sold on both a primary market and secondary market. With respect to the secondary market, shares of the Funds are listed on NYSE Arca, Inc. (the "Exchange") and because Shares trade at market prices rather than NAV, Shares of the Funds may trade at a price greater than or less than NAV. With respect to the primary market, the Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares called "Creation Units." Creation Unit transactions are expected to be typically conducted in exchange for the deposit or delivery of in-kind securities in the Funds' portfolio. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed an authorized participant agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and such purchases are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fees for the Funds are as follows and are payable to the Custodian.

Pacific Global US Equity Income ETF - $500

Pacific Global International Equity Income ETF - $7,000

Pacific Global Focused High Yield ETF - $500

Pacific Global Senior Loan ETF - $250

The fixed transaction fee may be waived on certain orders if the Funds' Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. Transaction fees received by the Funds, if any, are displayed in the Capital Shares Transaction section of each Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.

PACIFIC GLOBAL ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 7—BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2019, Pacific Life Insurance Company, the Adviser's indirect parent company, owned shares of each Fund as follows:

Fund	Shares Owned	Percent of Shares Outstanding
Pacific Global US Equity Income ETF	1,046,850	95.17%
Pacific Global International Equity Income ETF	992,851	99.29%
Pacific Global Focused High Yield ETF	999,200	90.84%
Pacific Global Senior Loan ETF	500,000	83.33%

NOTE 8—PRINCIPAL RISKS

There is no assurance that the Funds will meet their investment objective. The value of your investment in the Funds, as well as the amount of return you receive on your investment in the Funds, may fluctuate significantly. You may lose part or all of your investment in the Funds or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Funds. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The following list describes certain risks of investing in the Funds but is not exhaustive. Refer to each Fund's current Prospectus for more detail regarding each Fund's risks.

Active Management Risk. The Funds are actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Funds to fail to meet their investment objective or to underperform their benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Funds. Active trading may also result in adverse tax consequences.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the Purchase and Sale of Fund Shares section of the Prospectus), Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Bank Loan Risk. The market for bank loans may lack liquidity and the Fund may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower.

Credit Risk. Credit risk is the risk that an issuer or guarantor of debt instruments, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. The extent of each Funds' exposure to credit risk with respect to those financial assets is approximated by their value recorded in its Statement of Assets and Liabilities. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

Currency Risk. If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund's investments in foreign currency-denominated securities may reduce the Fund's returns.

Dividend-Paying Stock Risk. While the Funds may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Funds. Low priced securities in the Funds may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market. The Funds' emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

Emerging Markets Risk. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Equity Risk. The net asset value of the Funds will fluctuate based on changes in the value of the U.S. equity securities held by the Funds. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

PACIFIC GLOBAL ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

High Yield Securities Risk. The Fund's investments in high yield securities or "junk bonds" are subject to a greater risk of loss of income and principal than higher grade debt securities. Issuers of lower-quality debt securities may have substantially greater risk of default than higher quality debt securities. They can be illiquid, and their values can have significant volatility and may decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, the market or the economy in general. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.

Issuer Risk. Fund performance depends on the performance of individual securities that the Funds hold. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Large Capitalization Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Limited History of Operations Risk. USDY, IDY, and FJNK are new ETFs and have a limited history of operations for investors to evaluate.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Funds may invest, trading in such instruments may be relatively inactive. Trading in shares may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to ''circuit breaker'' rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Funds will continue to be met or will remain unchanged.

Market Risk. Overall market risks may affect the value of the Funds. Factors such as U.S. economic growth and market conditions, interest rate levels and political events affect the securities markets.

Market Trading Risk. The Funds face numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Funds. Any of these factors may lead to the Shares trading at a premium or discount to the Funds' net asset value ("NAV").

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Funds' share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Communications Sector Risk. Companies in the communications sector may be affected by industry competition, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and changing consumer tastes and interests.

Consumer Cyclical Sector Risk. Consumer cyclical companies rely heavily on the business cycle and economic conditions. Consumer cyclical companies may be adversely affected by domestic and international economic downturns, changes in exchange and interest rates, competition, consumers' disposable income and consumer preferences, social trends and marketing campaigns.

Consumer Discretionary Sector Risk. These companies may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending. Companies in this sector are also affected by changes in government regulation, world events and economic conditions.

Consumer Staples Sector Risk. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Financial Services Sector Risk. Companies in the financial sector are often subject to extensive governmental regulation and, recently, government intervention and the potential for additional regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financial sector, including effects not intended by such regulation.

Industrial Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Information Technology Sector Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel.

Large Shareholder Risk. The risk that certain account holders, including an Adviser or funds or accounts over which an Adviser (or related parties of an Adviser) has investment discretion, may from time to time own or control a significant percentage of a Fund's shares. A Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by an Adviser (or related parties of an Adviser), will adversely affect the Fund's performance if it is forced to sell portfolio securities

PACIFIC GLOBAL ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

or invest cash when the Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of a Fund's portfolio, increase a Fund's transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Small Fund Risk. When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

NOTE 9—BANK LOANS

FLRT invests in senior secured corporate loans or bank loans, some of which may be partially or entirely unfunded and purchased on a when-issued or delayed delivery basis, that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. The majority of loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, actual maturity may be substantially less than the stated maturity. Bank loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

NOTE 10—LIBOR RISK

The United Kingdom's Financial Conduct Authority, which regulates London Interbank Overnight Rates ("LIBOR"), has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on any of the Funds or on financial instruments in which a Fund invests, as well as other unforeseen effects, could result in losses to a Fund.

PACIFIC GLOBAL ETFs

EXPENSE EXAMPLES

For the Period Ended December 31, 2019 (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Funds shares, and (2) ongoing costs, reflected as a fixed unitary fee. This Example is intended to help you understand your ongoing costs (dollars) (excluding transaction costs) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2019-December 31, 2019).

ACTUAL EXPENSES

The first line of each table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Funds shares. Therefore, the second line of each table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value December 31, 2019	Expenses Paid During the Period (1)
Pacific Global US Equity Income ETF
Actual	$1,000.00	$1,109.20	$1.54
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.68	$1.48
	Beginning Account Value	Ending Account Value December 31, 2019	Expenses Paid During the Period (2)
Pacific Global International Equity Income ETF
Actual	$1,000.00	$1,052.60	$0.77
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.18	$1.98
	Beginning Account Value	Ending Account Value December 31, 2019	Expenses Paid During the Period (2)
Pacific Global Focused High Yield ETF
Actual	$1,000.00	$1,018.40	$0.75
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.18	$1.98
	Beginning Account Value	Ending Account Value December 31, 2019	Expenses Paid During the Period (3)
Pacific Global Senior Loan ETF
Actual	$1,000.00	$1,031.80	$5.62
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.61	$5.58

(1)  The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.29%, multiplied by the average account value during the six-month period, multiplied by 184/366 (to reflect the one-half year period).

(2)  The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.39%, multiplied by the number of days in the six-month period, 184 days, and divided by the number of days in the most recent twelve-month period, 366 days. The actual dollar amounts shown as expenses paid during the period for the Fund are multiplied by 70/366, which is based on the date of inception (October 23, 2019).

(3)  The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio of the Predecessor Fund, 1.10%, multiplied by the average account value during the six-month period, multiplied by 184/366 (to reflect the one-half year period).

PACIFIC GLOBAL ETFs

APPROVAL OF ADVISORY AGREEMENT
AND BOARD CONSIDERATIONS
(Unaudited)

Pacific Global International Equity Income ETF
Pacific Global Focused High Yield ETF

Management Agreement—Pacific Global Advisors LLC

During the meeting of the Board of Trustees (the "Board") on June 28, 2019 (the "Meeting"), the Board reviewed and discussed the written materials that were provided by Pacific Global Advisors LLC (the "Adviser") in advance of the Meeting and deliberated on the approval of the Management Agreement between the Adviser and Pacific Global ETF Trust (the "Trust") on behalf of Pacific Global International Equity Income ETF ("IDY") and Pacific Global Focused High Yield ETF ("FJNK") (IDY and FJNK collectively referred to as the "Funds").

The Board reviewed: (i) the nature and quality of the advisory services to be provided by the Adviser to each Fund, including the experience and qualifications of the personnel providing such services; (ii) the performance history of the Funds, noting that they had not yet launched; (iii) the proposed fees and expense of each Fund, including the proposed advisory fee to be paid by each Fund to the Adviser; and (iv) the anticipated profitability of each Fund to the Adviser. In considering the approval of the Management Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services

The Board reviewed materials provided by the Adviser related to the proposed approval of the Management Agreement, including a description of its oversight of each sub-adviser, a review of the professional personnel who will be performing services for the Funds, and how it will monitor each sub-adviser's investment process. The Board also noted the extensive responsibilities of the Adviser, including: the oversight of each sub-adviser's adherence to each Fund's respective investment strategy and restrictions, monitoring of the sub-advisers' buying and selling of securities and other transactions, review of sub-adviser performance, review of proxies voted by each sub-adviser and oversight of, and the provision of consultation to, each sub-adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of each Fund's portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds' management personnel and that the Adviser will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. The Board discussed the extent of the Adviser's research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.

Additionally, the Board received satisfactory responses from the representatives of the Adviser with respect to a series of questions, including: whether the Adviser was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Funds; and whether there are procedures in place to adequately allocate trades among its respective clients. The Board reviewed the description provided on the practices for monitoring compliance with each Fund's investment limitations, noting that the Adviser's CCO would periodically review the portfolio managers' performance of their duties to ensure compliance under the Adviser's compliance program.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the investment advisory agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to each Fund would be satisfactory.

Performance

Because the Funds had not yet commenced operations, the Trustees could not consider the Funds' past performance. It was noted that the performance of certain accounts with similar investment objectives were discussed in connection with the approval of each sub-advisory agreement.

Fees and Expenses

As to the costs of the services to be provided by the Adviser, the Board discussed the comparison of advisory fees and total operating expense data and reviewed each Fund's proposed advisory fee, each of which is a unitary fee, and overall expenses compared to a peer group comprised of funds constructed by the Adviser and the sub-advisers with similar investment objectives and strategies. The Board was aware that under the unitary fee arrangement, the Adviser is contractually obligated to pay the fees of each of the Funds' service providers, with the exception of the Adviser, and certain other expenses.

The Board noted that each Fund's management fee was not above the median peer group net expense ratio per Morningstar data, or above the average of the Peer Group or Broadridge/Lipper Strategic Insight category. It was noted that the fee was lower than the two largest ETFs in the Funds' peer group.

In considering whether to approve the investment advisory agreement on behalf of each Fund, the Trustees also considered and discussed information and analysis provided by the Adviser, based on data from Morningstar, an independent provider of investment company data. The Board concluded that based on the Adviser's services to be provided to the Trust and comparative fee and expense data, the advisory fee to be charged by the Adviser to each Fund and the estimated expenses for each Fund were reasonable.

Profitability

The Board considered the level of profits that could be expected to accrue to the Adviser with respect to each Fund based on profitability projections and analyses reviewed by the Board and the selected financial information of the Adviser provided by the Adviser to the Board. After review and discussion, the Board concluded the investment advisory relationship would initially be unprofitable to the Adviser for each Fund and, once the Funds had sufficient assets, the anticipated profit from the Adviser's relationship with the Funds would not be excessive.

PACIFIC GLOBAL ETFs

APPROVAL OF ADVISORY AGREEMENT
AND BOARD CONSIDERATIONS (Continued)
(Unaudited)

Economies of Scale

As to the extent to which each Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the Adviser's expectations for growth of each Fund. The Board determined that because each Fund had not yet commenced operations, economies of scale were not a factor in either case. The Board further determined, however, that to the extent that material economies of scale were to be achieved in the future, and such economies of scale had not been shared with a Fund, the Board would seek to have those economies of scale shared with such Fund in connection with future renewals of the investment advisory agreement.

Fall-Out Benefits

The Board considered potential benefits to the Adviser from acting as investment adviser and sub-advisers, respectively.

Conclusion

Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement as appropriate, the Board, including a majority of the Independent Trustees, determined that approval of the Management Agreement for providing advisory services to IDY and FJNK was in the best interests of each such Fund and its respective shareholders.

PACIFIC GLOBAL ETFs

APPROVAL OF ADVISORY AGREEMENT
AND BOARD CONSIDERATIONS (Continued)
(Unaudited)

Sub-Advisory Agreement—Cadence Capital Management LLC (Pacific Global International Equity Income ETF)

During the meeting of the Board of Trustees (the "Board") on June 28, 2019 (the "Meeting"), the Board reviewed and discussed the written materials that were provided by Cadence Capital Management LLC ("Cadence") in advance of the Meeting and deliberated on the approval of the Sub-Advisory Agreement between Pacific Global Advisors LLC (the "Adviser) and Cadence on behalf of Pacific Global International Equity Income ETF ("IDY"), a series of the Pacific Global ETF Trust. The Board reviewed: (i) the nature and quality of the advisory services to be provided by Cadence, including the experience and qualifications of the personnel providing such services; (ii) the performance history of IDY, noting that it had not yet launched; (iii) the proposed fees and expense of IDY, including the proposed sub-advisory fee to be paid by the Adviser to Cadence; and (iv) the anticipated profitability of IDY to Cadence. In considering the approval of the Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services

As to the nature, quality and extent of the services to be provided by Cadence, the Board noted the experience of the portfolio management and research personnel of Cadence, including their experience in the investment field, education and industry credentials. The Board reviewed the presentation materials prepared by Cadence describing its investment process. The Board received satisfactory responses from Cadence with respect to a series of questions, including: whether Cadence is involved in any lawsuits or pending regulatory actions. The Board discussed Cadence's compliance structure and broker-dealer selection process noting that IDY would be an actively managed equity fund. In consideration of the compliance policies and procedures for Cadence included in the Board Materials, the Board concluded that Cadence had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services to be provided to IDY would be satisfactory.

Performance

As IDY had not yet commenced operations, the Board was not able to review its performance. However, the Trustees considered the performance of a composite representing accounts with investment objectives similar to the investment objective of IDY, noting the strong performance of those accounts while recognizing that they were not subject to the investment constraints of a registered investment company.

Fees and Expenses

As to the costs of the services to be provided by Cadence, the Board discussed the sub-advisory fee payable by the Adviser to Cadence, pursuant to the Sub-Advisory Agreement. The Board considered that Cadence was to be paid by the Adviser and not by IDY. The Adviser confirmed to the Board that the Adviser was of the opinion that the sub-advisory fees to be paid to Cadence were reasonable in light of the anticipated quality of the services to be performed by Cadence and the proposed division of services between the Adviser and Cadence. It was noted that the Adviser and Cadence were affiliated companies. The Trustees discussed the total fees expected to be paid to Cadence, and noted that Cadence will receive no other compensation from IDY or the Adviser, except the sub-advisory fee earned pursuant to the Sub-Advisory Agreement and payable by the Adviser. Based on the representations of the Adviser and Cadence and the materials provided, the Board concluded that the sub-advisory fee to be paid to Cadence was reasonable.

Profitability

As to profits to be realized by Cadence, the Trustees noted that all sub-advisory fees will be paid by the Adviser, and not directly paid by IDY. Consequently, the Board did not consider the costs of services provided by Cadence or its profitability to be significant factors.

Economies of Scale.

The Board determined that because IDY had not yet commenced operations, economies of scale were not a factor. The Board further determined, however, that to the extent that material economies of scale were to be achieved in the future, and such economies of scale had not been shared with IDY, the Board would seek to have those economies of scale shared with IDY in connection with future renewals of the Sub-Advisory Agreement.

Fall-Out Benefits.

The Board considered potential benefits to Cadence from acting as sub-adviser to IDY.

Conclusion

Having requested and received such information from Cadence as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement as appropriate, the Board, including a majority of the Independent Trustees, determined that approval of the Sub-Advisory Agreement for providing sub-advisory services to IDY was in the best interests of such Fund and its shareholders.

PACIFIC GLOBAL ETFs

APPROVAL OF ADVISORY AGREEMENT
AND BOARD CONSIDERATIONS (Continued)
(Unaudited)

Sub-Advisory Agreement—Pacific Asset Management (Pacific Global Focused High Yield ETF)

During the meeting of the Board of Trustees (the "Board") on June 28, 2019 (the "Meeting"), the Board reviewed and discussed the written materials that were provided by Pacific Life Fund Advisors LLC, doing business as Pacific Asset Management ("PAM") in advance of the Meeting and deliberated on the approval of the Sub-Advisory Agreement between Pacific Global Advisors LLC (the "Adviser") and PAM on behalf of Pacific Global Focused High Yield ETF ("FJNK"), a series of the Pacific ETF Trust. The Board reviewed: (i) the nature and quality of the advisory services to be provided by PAM, including the experience and qualifications of the personnel providing such services; (ii) the performance history of FJNK, noting that it had not yet launched; (iii) the proposed fees and expense of FJNK, including the proposed sub-advisory fee to be paid by the Adviser to PAM; and (iv) the anticipated profitability of FJNK to PAM. In considering the approval of the Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services

As to the nature, quality and extent of the services to be provided by PAM, the Board noted the experience of the portfolio management and research personnel of PAM, including their experience in the investment field, education and industry credentials. The Board reviewed the presentation materials prepared by PAM describing its investment process. The Board received satisfactory responses from PAM with respect to a series of questions, including: whether PAM is involved in any lawsuits or pending regulatory actions. The Board discussed PAM's compliance structure and broker-dealer selection process noting that FJNK would be an actively managed equity fund. In consideration of the compliance policies and procedures for PAM included in the Board Materials, the Board concluded that PAM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services to be provided to FJNK would be satisfactory.

Performance

As FJNK had not yet commenced operations, the Board was not able to review its performance. However, the Trustees considered the performance of another registered fund with a similar investment strategy managed by PAM.

Fees and Expenses

As to the costs of the services to be provided by PAM, the Board discussed the sub-advisory fee payable by the Adviser to PAM, pursuant to the Sub-Advisory Agreement. The Board considered that PAM is to be paid by the Adviser and not by FJNK. The Adviser confirmed to the Board that the Adviser was of the opinion that the sub-advisory fees to be paid to PAM were reasonable in light of the anticipated quality of the services to be performed by PAM and the proposed division of services between the Adviser and PAM. It was noted that the Adviser and PAM were affiliated companies. The Trustees discussed the total fees expected to be paid to PAM, and noted that PAM will receive no other compensation from FJNK or the Adviser, except the sub-advisory fee earned pursuant to the Sub-Advisory Agreement and payable by the Adviser. Based on the representations of the Adviser and PAM and the materials provided, the Board concluded that the sub-advisory fee to be paid to PAM was reasonable.

Profitability

As to profits to be realized by PAM, the Trustees noted that all sub-advisory fees will be paid by the Adviser, and not directly paid by FJNK. Consequently, the Board did not consider the costs of services provided by PAM or its profitability to be significant factors.

Economies of Scale.

The Board determined that because FJNK had not yet commenced operations, economies of scale were not a factor. The Board further determined, however, that to the extent that material economies of scale were to be achieved in the future, and such economies of scale had not been shared with I FJNK, the Board would seek to have those economies of scale shared with FJNK in connection with future renewals of the Sub-Advisory Agreement.

Fall-Out Benefits.

The Board considered potential benefits to PAM from acting as sub-adviser to FJNK.

Conclusion

Having requested and received such information from PAM as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement as appropriate, the Board, including a majority of the Independent Trustees, determined that approval of the Sub-Advisory Agreement for providing sub-advisory services to FJNK was in the best interests of such Fund and its shareholders.

PACIFIC GLOBAL ETFs

APPROVAL OF ADVISORY AGREEMENT
AND BOARD CONSIDERATIONS
(Unaudited)

Pacific Global Senior Loan ETF

Management Agreement—Pacific Global Advisors LLC

During the meeting of the Board of Trustees (the "Board") on March 29, 2019 (the "Meeting"), the Board reviewed and discussed the written materials that were provided by Pacific Global Advisors LLC (the "Adviser") in advance of the Meeting and deliberated on the approval of the Management Agreement between Pacific Global ETF Trust (the "Trust") on behalf of the Pacific Global Senior Loan ETF (the "Fund") and the Adviser. The Board reviewed: (i) the nature and quality of the advisory services to be provided by the Adviser, including the experience and qualifications of the personnel providing such services; (ii) the performance history of the Fund, nothing that it had not yet launched; (iii) the proposed fees and expense of the Fund, including the proposed advisory fee to be paid by the Fund to the Adviser; and (iv) the anticipated profitability of the Fund to the Adviser. In considering the approval of the Management Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services

The Board reviewed materials provided by the Adviser related to the proposed approval of the Management Agreement, including a description of its oversight of Pacific Life Fund Advisors LLC, doing business as Pacific Asset Management ("PAM"), the Fund's sub-adviser, a review of the professional personnel who will be performing services for the Trust, and how it will monitor PAM's investment process. The Board also noted the extensive responsibilities that the Adviser will have as investment adviser to the Fund, including: the oversight of PAM's adherence to the Fund's investment strategy and restrictions, monitoring of PAM's buying and selling of securities and other transactions, review of PAM's performance, review of proxies voted by PAM and oversight of, and the provision of consultation to, PAM with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund's portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund's management personnel and that the Adviser will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. The Board discussed the extent of the Adviser's research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.

Additionally, the Board received satisfactory responses from the representatives of the Adviser with respect to a series of questions, including: whether the Adviser was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Trust; and whether there are procedures in place to adequately allocate trades among its respective clients.

The Board reviewed the description provided on the practices for monitoring compliance with the Trust's investment limitations, noting that the Adviser's CCO would periodically review the portfolio managers' performance of their duties to ensure compliance under the Adviser's compliance program. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Trust would be satisfactory.

Performance

Because the Fund had not yet commenced operations, the Trustees could not consider the Fund's past performance. However, the Trustees considered the performance of another registered fund with a slightly different investment strategy previously managed by PAM. The Trustees also considered PAM's performance composite for the strategy provided in connection with PAM's responses to the Board's requests for information related to the Board's consideration of the sub-advisory agreement.

Fees and Expenses

As to the costs of the services to be provided by the Adviser, the Board discussed the comparison of advisory fees and total operating expense data and reviewed the Trust's advisory fee, which is a unitary fee, and overall expenses compared to a peer group comprised of funds constructed by the Adviser and PAM with similar investment objectives and strategies. The Board was aware that under the unitary fee arrangement, the Adviser is contractually obligated to pay the fees of each of the Fund's service providers, with the exception of the Adviser, and certain other expenses. The Board noted the Fund's management fee is not above the median peer group net expense ratio per Morningstar data, nor will the Fund's advisory fee be above the average of the Peer Group or Broadridge/Lipper Strategic Insight category. In considering whether to approve the Agreements, the Trustees also considered and discussed information and analysis provided by the Adviser, based on data from Morningstar, an independent provider of investment company data. The Board concluded that based on the Adviser's services to be provided to the Trust and comparative fee and expense data, the advisory fee charged by the Adviser and the estimated expenses for the Trust were reasonable.

Profitability

The Board considered the level of profits that could be expected to accrue to the Adviser with respect to the Trust based on profitability projections and analyses reviewed by the Board and the selected financial information of the Adviser provided by the Adviser to the Board. After review and discussion, the Board concluded the investment advisory relationship would initially be unprofitable to the Adviser and, once the Trust had sufficient assets, the anticipated profit from the Adviser's relationship with the Trust would not be excessive.

Economies of Scale

As to the extent to which the Trust will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the Adviser's expectations for growth of the Trust. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor. The Board further determined, however, that to the extent that material economies of scale were to be achieved in the future, and such economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals of the Management Agreement.

PACIFIC GLOBAL ETFs

APPROVAL OF ADVISORY AGREEMENT
AND BOARD CONSIDERATIONS (Continued)
(Unaudited)

Fall-Out Benefits

The Board considered potential benefits to the Adviser and PAM from acting as investment adviser and sub-adviser, respectively.

Conclusion

Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement as appropriate, the Board, including a majority of the Independent Trustees, determined that approval of the Management Agreement for providing advisory services to the Fund was in the best interests of the Fund and its shareholders.

PACIFIC GLOBAL ETFs

APPROVAL OF ADVISORY AGREEMENT
AND BOARD CONSIDERATIONS
(Unaudited)

Sub-Advisory Agreement—Pacific Asset Management

During the meeting of the Board of Trustees (the "Board") on March 29, 2019 (the "Meeting"), the Board reviewed and discussed the written materials that were provided by Pacific Life Fund Advisors LLC, doing business as Pacific Asset Management ("PAM") in advance of the Meeting and deliberated on the approval of the Sub-Advisory Agreement between Pacific Global Advisors LLC (the "Adviser") and PAM with respect to Pacific Global Senior Loan ETF (the "Fund"). The Board reviewed: (i) the nature and quality of the advisory services to be provided by PAM, including the experience and qualifications of the personnel providing such services; (ii) the performance history of the Fund, noting that it had not yet launched; (iii) the proposed fees and expense of the Fund, including the proposed sub-advisory fee to be paid by the Adviser to PAM; and (iv) the anticipated profitability of the Fund to PAM. In considering the approval of the Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services

As to the nature, quality and extent of the services to be provided by PAM, the Board noted the experience of the portfolio management and research personnel of PAM, including their experience in the investment field, education and industry credentials. The Board reviewed the presentation materials prepared by PAM describing its investment process. The Board received satisfactory responses from PAM with respect to a series of questions, including: whether PAM is involved in any lawsuits or pending regulatory actions. The Board discussed the PAM's compliance structure and broker-dealer selection process noting that the Fund would be an actively managed equity fund. In consideration of the compliance policies and procedures for PAM included in the Board Materials, the Board concluded that PAM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services to be provided to the Trust would be satisfactory.

Performance

As the Fund had not yet commenced operations, the Board was not able to review the Fund's performance. However, the Trustees considered the performance of another registered fund with a slightly different investment strategy previously managed by PAM and the PAM's performance composite for the strategy. The Board discussed with PAM representatives the portfolio management team and the investment strategies to be employed in the management of the Fund's assets. The Board noted the reputation and experience of PAM. The Board recognized the skill and successful management of the other registered fund by PAM.

Fees and Expenses

As to the costs of the services to be provided by PAM, the Board discussed the sub-advisory fee payable by the Adviser to PAM, pursuant to the Sub-Advisory Agreement. The Board considered that PAM is to be paid by the Adviser and not by the Trust. The Adviser confirmed to the Board that the Adviser was of the opinion that the sub-advisory fees to be paid to PAM were reasonable in light of the anticipated quality of the services to be performed by PAM and the proposed division of services between the Adviser and PAM. It was noted that the Adviser and PAM were affiliated companies. The Trustees discussed the total fees expected to be paid to PAM, and noted that PAM will receive no other compensation from the Trust or the Adviser, except the sub-advisory fee earned pursuant to the Sub-Advisory Agreement and payable by the Adviser. Based on the representations of the Adviser and PAM and the materials provided, the Board concluded that the sub-advisory fee to be paid to PAM was reasonable.

Profitability

As to profits to be realized by PAM, the Trustees noted that all sub-advisory fees will be paid by the Adviser, and not directly paid by the Trust. Consequently, the Board did not consider the costs of services provided by PAM or its profitability to be significant factors.

Economies of Scale.

The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor. The Board further determined, however, that to the extent that material economies of scale were to be achieved in the future, and such economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals of the Sub-Advisory Agreement.

Fall-Out Benefits.

The Board considered potential benefits to PAM from acting as sub-adviser to the Fund.

Conclusion

Having requested and received such information from PAM as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement as appropriate, the Board, including a majority of the Independent Trustees, determined that approval of the Sub-Advisory Agreement for providing sub-advisory services to the Fund was in the best interests of such Fund and its shareholders.

PACIFIC GLOBAL ETFs

FEDERAL TAX INFORMATION
(Unaudited)

For the period ended June 30, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% (20% for taxpayers with taxable income greater than $425,800 for single individuals and $479,000 for married couples filling jointly), as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and The Tax Cuts and Jobs Act of 2017. The Percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Pacific Global US Equity Income ETF	47.94%
Pacific Global Senior Loan ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended June 30, 2019 was as follows:

Pacific Global US Equity Income ETF	47.72%
Pacific Global Senior Loan ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2) was as follows:

Pacific Global US Equity Income ETF	0.00%
Pacific Global Senior Loan ETF	0.00%

PACIFIC GLOBAL ETFs

ADDITIONAL INFORMATION

(Unaudited)

Information About Portfolio Holdings

The Funds file the complete schedule of portfolio holdings for the first and third fiscal quarters with the SEC on Part F of Form N-PORT. When available, Part F of Form N-PORT is available on the SEC's website at www.sec.gov. The Funds' portfolio holdings are posted on its website, at www.pacificglobaletfs.com, daily.

Information About Proxy Voting

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information ("SAI"). The SAI is available without charge, upon request, by calling toll-free at (866) 933-2398, by accessing the SEC's website at www.sec.gov, or by accessing the Funds' website at www.pacificglobaletfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ending June 30 is available no later than the following August 31st by calling toll-free at (866) 933-2398 or by accessing the SEC's website at www.sec.gov.

Frequency Distribution of Premiums and Discounts

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to their daily net asset value (NAV) is available, without charge, on the Funds' website at www.pacificglobaletfs.com.

Information about Trustees and Officers

The Statement of Additional Information ("SAI") includes additional information about the Funds' Trustees and is available without charge, upon request, by calling (866) 933-2398. Furthermore, you can obtain the SAI by accessing the SEC's website at www.sec.gov or by accessing the Funds' website at www.pacificglobaletfs.com.

Investment Adviser

Pacific Global Advisors LLC
840 Newport Center Drive, 7th Floor
Newport Beach, CA 92660

Sub-Advisers

Cadence Capital Management LLC
265 Franklin Street, 4th Floor
Boston, MA 02110

Pacific Asset Management
840 Newport Center Drive, 7th Floor
Newport Beach, CA 92660

Custodian

U.S. Bank, N.A.
1555 N. Rivercenter Drive
Milwaukee, WI 53212

Administrator/Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Independent Registered Public Accounting Firm

Deloitte & Touche, LLP
695 Town Center Drive, Suite 1000
Costa Mesa, CA 92626

Legal Counsel

Thompson Hine LLP
1919 M Street, N.W., Suite 700
Washington, D.C. 20036

Pacific Global US Equity Income ETF

Symbol—USDY
CUSIP—69434K106

Pacific Global International Equity Income ETF

Symbol—IDY

CUSIP—69434K304

Pacific Global Focused High Yield ETF

Symbol—FJNK

CUSIP—69434K205

Pacific Global Senior Loan ETF

Symbol—FLRT

CUSIP—69434K403

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)         Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)        Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)         The Registrant’s President/Chief Executive Officer and Treasurer/Principal Finance Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)        There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end management investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)        Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacific Global ETF Trust

By (Signature and Title)*	/s/ Michael J. Skillman
Michael J. Skillman, President

Date	February 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael J. Skillman
Michael J. Skillman, President

Date	February 27, 2020

By (Signature and Title)*	/s/ Joshua B. Schwab
Joshua B. Schwab, Treasurer

Date	February 27, 2020

* Print the name and title of each signing officer under his or her signature.

3